Document And Entity Information	3 Months Ended
	Jan. 31, 2013	Apr. 24, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	COPYTELE INC
Document Type	S-1
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		240,404,169
Amendment Flag	false
Entity Central Index Key	0000715446
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jan 31, 2013

Condensed Consolidated Balance Sheets (USD $)	Jan. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
��SSETS
Cash and cash ��quival��nts	$ 1,713,353	$ 339,693	$ 774,040
Short-t��rm inv��stm��nts in U.S. gov��rnm��nt s��curiti��s and c��rtificat��s of d��posit		500,000	2,249,159
Pr��paid ��xp��ns��s and oth��r curr��nt ass��ts	67,008	82,326	97,158
Total curr��nt ass��ts	1,780,361	922,019	3,120,357
Inv��stm��nt in Vid��ocon Industri��s Limit��d global d��pository r��c��ipts, at mark��t valu��	5,730,583	4,728,367	5,382,051
Inv��stm��nt in Volga-Sv��t, Ltd., at cost			127,500
Prop��rty and ��quipm��nt, n��t of accumulat��d d��pr��ciation of $43,357, $2,185,525 and $2,178,291 r��sp��ctiv��ly	11,331	10,290	15,924
Total ass��ts	7,522,275	5,660,676	8,645,832
LI��BILITIES ��ND SH��REHOLDERS' DEFICIENCY
��ccounts payabl��	489,219	304,523	374,691
��ccru��d liabiliti��s	582,062	330,616	85,778
D��rivativ�� liability, at fair valu��	1,180,000
D��f��rr��d r��v��nu��, non-r��fundabl�� lic��ns�� f����s	1,187,320	1,187,320	1,644,679
Total curr��nt liabiliti��s	3,438,601	1,822,459	2,105,148
Commitm��nts and conting��nci��s
Conv��rtibl�� d��b��ntur��s	407,688	32,273
D��f��rr��d r��v��nu��, nonr��fundabl�� lic��ns�� f����			482,651
Loan payabl�� to r��lat��d party (Not�� 1)	5,000,000	5,000,000	5,000,000
Shar��hold��rs' ��quity:
Pr��f��rr��d stock, par valu�� $100 p��r shar��; 500,000 shar��s authoriz��d; no shar��s issu��d or outstanding
Common stock, par valu�� $.01 p��r shar��; 300,000,000 shar��s authoriz��d; 185,104,037, 184,979,037 and 176,131,047 shar��s issu��d and outstanding, r��sp��ctiv��ly	1,851,040	1,849,790	1,761,310
��dditional paid-in capital	128,654,723	127,693,160	125,127,246
Loan r��c��ivabl�� from r��lat��d party (Not�� 1)	(5,000,000)	(5,000,000)	(5,000,000)
��ccumulat��d d��ficit	(127,178,309)	(125,083,322)	(120,830,523)
��ccumulat��d oth��r compr��h��nsiv�� incom�� (loss)	348,532	(653,684)
Total shar��hold��rs' ��quity	(1,324,014)	(1,194,056)	1,058,033
Total liabiliti��s and shar��hold��rs' ��quity	7,522,275	5,660,676	8,645,832
Convertible debentures due September 2016 [Member]
LI��BILITIES ��ND SH��REHOLDERS' DEFICIENCY
Conv��rtibl�� d��b��ntur��s	32,726	32,273
Convertible debentures due January 2015 [Member]
LI��BILITIES ��ND SH��REHOLDERS' DEFICIENCY
Conv��rtibl�� d��b��ntur��s	$ 374,962

Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Jan. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Property and equipment,accumulated depreciation (in Dollars)	$ 43,357	$ 2,185,525	$ 2,178,291
Preferred stock par value (in Dollars per share)	$ 100	$ 100	$ 100
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	240,000,000	240,000,000
Common stock, shares issued	185,104,037	184,979,037	176,131,047
Common stock, shares outstanding	185,104,037	184,979,037	176,131,047
Convertible debentures due September 2016 [Member]
Convertible debentures, discount (in Dollars)	717,274	717,727
Convertible debentures due January 2015 [Member]
Convertible debentures, discount (in Dollars)	$ 1,390,038

Condensed Consolidated Statements Of Operations (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
N��t r��v��nu��
R��v��nu�� from sal��s of ��ncryption products, n��t	$ 2,130	$ 2,525	$ 7,075	$ 130,523
Display t��chnology lic��ns�� f����		446,670	940,010	872,670
Total n��t r��v��nu��	2,130	449,195	947,085	1,003,193
Cost of r��v��nu�� and op��rating ��xp��ns��s
Cost of ��ncryption products sold	27,067	737	3,873	34,081
R��s��arch and d��v��lopm��nt ��xp��ns��s		649,679	2,211,506	3,124,773
S��lling, g��n��ral and administrativ�� ��xp��ns��s	2,047,862	686,035	2,866,262	2,872,605
Total cost of r��v��nu�� and op��rating ��xp��ns��s	2,074,929	1,336,451	5,081,641	6,031,459
Loss from op��rations	(2,072,799)	(887,256)	(4,134,556)	(5,028,266)
Impairm��nt in valu�� of availabl�� for sal�� s��curiti��s (Not�� 4)				(1,785,793)
Impairm��nt in valu�� of inv��stm��nt in Volga -Sv��t Ltd.	(10,818,000)		(127,500)
Int��r��st ��xp��ns��	(22,195)		(7,664)
Divid��nd incom��			13,463	33,507
Int��r��st incom��	7	1,171	3,458	2,516
Loss b��for�� incom�� tax��s	(2,094,987)	(886,085)	(4,252,799)	(6,778,036)
Provision for incom�� tax��s				600,000
N��t loss	(2,094,987)	(886,085)	(4,252,799)	(7,378,036)
Oth��r compr��h��nsiv�� incom�� (loss):
Unr��aliz��d gain (loss) on inv��stm��nt in Vid��ocon Industri��s Limit��d global d��pository r��c��ipts	1,002,216	(104,709)
Total compr��h��nsiv�� loss	$ (1,092,771)	$ (990,794)	$ (4,252,799)	$ (7,378,036)
N��t loss p��r shar��:
Basic and dilut��d (in Dollars per share)	$ (0.01)	$ 0	$ (0.02)	$ (0.04)
W��ight��d av��rag�� common shar��s outstanding:
Basic and dilut��d (in Shares)	184,998,059	178,298,858	181,677,334	166,859,649

Condensed Consolidated Statement Of Shareholders` Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Loan Receivable From Related Party [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Videocon Industries Limited global depository receipts [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Digital Info Security [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Videocon Industries Limited global depository receipts [Member]	Digital Info Security [Member]	Total
Balance at Oct. 31, 2010	$ 1,537,444	$ 120,098,640	$ (5,000,000)	$ (113,452,487)			$ 1,412,358			$ 4,595,955
Balance (in Shares) at Oct. 31, 2010	153,744,438
Stock option compensation to employees		741,982								741,982
Stock option compensation to consultants		44,034								44,034
Common stock issued upon exercise of stock options under stock option plans	56,200	1,227,900								1,284,100
Common stock issued upon exercise of stock options under stock option plans (in Shares)	5,620,000
Common stock issued to employees pursuant to stock incentive plans	92,560	1,726,655								1,819,215
Common stock issued to employees pursuant to stock incentive plans (in Shares)	9,256,045
Common stock issued to consultants	5,106	108,035								113,141
Common stock issued to consultants (in Shares)	510,564
Common stock and warrants issued in a private placement	70,000	1,180,000								1,250,000
Common stock and warrants issued in a private placement (in Shares)	7,000,000
Reversal of unrealized gain (Loss)					(1,419,557)	7,199		(1,419,557)	7,199
Net loss				(7,378,036)						(7,378,036)
Balance at Oct. 31, 2011	1,761,310	125,127,246	(5,000,000)	(120,830,523)						1,058,033
Balance (in Shares) at Oct. 31, 2011	176,131,047
Stock option compensation to employees		614,914								614,914
Stock option compensation to consultants		110,351								110,351
Common stock issued upon exercise of stock options under stock option plans	12,900	195,550								208,450
Common stock issued upon exercise of stock options under stock option plans (in Shares)	1,290,000
Common stock issued to employees pursuant to stock incentive plans	71,008	856,348								927,356
Common stock issued to employees pursuant to stock incentive plans (in Shares)	7,100,818
Common stock issued to consultants	4,572	71,360								75,932
Common stock issued to consultants (in Shares)	457,172
Unrealized gain (loss) on investment in Videocon Industries Limited global depository receipts (Note 4)										(653,684)
Discount on convertible debentures		717,391								717,391
Net loss				(4,252,799)						(4,252,799)
Balance at Oct. 31, 2012	1,849,790	127,693,160	(5,000,000)	(125,083,322)			(653,684)			(1,194,056)
Balance (in Shares) at Oct. 31, 2012	184,979,037
Stock option compensation to employees		473,275								473,275
Stock option compensation to consultants		241,928								241,928
Common stock issued to consultants	1,250	24,375								25,625
Common stock issued to consultants (in Shares)	125,000
Unrealized gain (loss) on investment in Videocon Industries Limited global depository receipts (Note 4)							1,002,216			1,002,216
Warrants issued in connection with issuance of convertible debentures		221,985								221,985
Net loss				(2,094,987)						(2,094,987)
Balance at Jan. 31, 2013	$ 1,851,040	$ 128,654,723	$ (5,000,000)	$ (127,178,309)			$ 348,532			$ (1,324,014)
Balance (in Shares) at Jan. 31, 2013	185,104,037

Condensed Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Cash flows from op��rating activiti��s:
Paym��nts to suppli��rs, ��mploy����s and consultants	$ (892,902)	$ (659,782)	$ (3,164,613)	$ (3,280,030)
Cash r��c��iv��d from sal��s of products and s��rvic��s	2,130	2,525	7,075	130,523
Cash r��c��iv��d from display t��chnology lic��ns�� f����, n��t of tax��s				2,400,000
Divid��nd r��c��iv��d			13,463	33,507
Int��r��st r��c��iv��d	762		3,327
N��t cash us��d in op��rating activiti��s	(890,010)	(657,257)	(3,140,748)	(716,000)
Cash flows from inv��sting activiti��s:
Disburs��m��nts to acquir�� short-t��rm inv��stm��nts in U.S. gov��rnm��nt s��curiti��s and c��rtificat��s of d��posit		(250,000)	(1,200,000)	(3,947,543)
Proc����ds from maturiti��s of short-t��rm inv��stm��nts in U.S. gov��rnm��nt s��curiti��s and c��rtificat��s of d��posit	500,000	449,854	2,948,551	1,699,618
Proc����ds from sal�� of Digital Info S��curity Co. Inc. common stock	1,135		1,000	118,777
Paym��nts for purchas��s of prop��rty and ��quipm��nt	(2,465)	(850)	(1,600)	(9,028)
N��t cash provid��d by inv��sting activiti��s	498,670	199,004	1,747,951	(2,138,176)
Cash flows from financing activiti��s:
Proc����ds from privat�� plac��m��nt			750,000	1,250,000
Proc����ds from issuanc�� of conv��rtibl�� d��b��ntur��s	1,765,000
Proc����ds from ��x��rcis�� of stock options		147,250	208,450	1,284,100
N��t cash provid��d by financing activiti��s	1,765,000	147,250	958,450	2,534,100
N��t incr��as�� (d��cr��as��) in cash and cash ��quival��nts	1,373,660	(311,003)	(434,347)	(320,076)
Cash and cash ��quival��nts at b��ginning of y��ar	339,693	774,040	774,040	1,094,116
Cash and cash ��quival��nts at ��nd of p��riod	1,713,353	463,037	339,693	774,040
R��conciliation of n��t loss to n��t cash us��d in op��rating activiti��s:
N��t loss	(2,094,987)	(886,085)	(4,252,799)	(7,378,036)
Stock option compensation			927,000	1,819,000
Stock awards granted pursuant to stock incentive plans			615,000	742,000
Warrants issu��d for f����s in conn��ction with issuanc�� of conv��rtibl�� d��b��ntur��s	7,166
Provision for ��xc��ss inv��ntory	26,490
��mortization of conv��rtibl�� d��b��ntur�� discount	5,234
D��pr��ciation and amortization	1,424	2,077	7,234	7,977
Gain on sal�� of Digital Info S��curity Co., Inc. common stock	(1,135)		(1,000)	(30,169)
Oth��r than t��mporary impairm��nt in valu�� of availabl�� for sal�� s��curiti��s				1,785,793
Impairm��nt in valu�� of inv��stm��nt in Volga-Sv��t Ltd.			127,500
Oth��r		(274)	1,722	(3,438)
Chang�� in op��rating ass��ts and liabiliti��s:
Pr��paid ��xp��ns��s and oth��r curr��nt ass��ts	(11,172)		13,382	45,823
��ccounts payabl�� and accru��d liabiliti��s	436,142	150,228	174,670	10,348
D��f��rr��d r��v��nu��		(446,670)	(940,010)	2,127,330
N��t cash us��d in op��rating activiti��s	(890,010)	(657,257)	(3,140,748)	(716,000)
Employees [Member]
R��conciliation of n��t loss to n��t cash us��d in op��rating activiti��s:
Stock option compensation	473,275	80,757	614,914	741,982
Stock awards granted pursuant to stock incentive plans		405,991	927,356	1,819,215
Nonemployees [Member]
R��conciliation of n��t loss to n��t cash us��d in op��rating activiti��s:
Stock option compensation	241,928		110,351	44,034
Stock awards granted pursuant to stock incentive plans	$ 25,625	$ 36,719	$ 75,932	$ 113,141

Business and Funding	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1.         BUSINESS AND FUNDING

Description of Business and Basis of Presentation

As used herein, “we,” “us,” “our,” the “Company” and “CopyTele” refers to CopyTele, Inc.  Our principal operations include the development, acquisition, licensing, and enforcement of patented technologies. While in the past, the primary operations of the Company involved licensing in connection with the development of patented technologies, the primary operations of the Company are now patent licensing in connection with the unauthorized use of patented technologies and patent enforcement. We expect to first generate revenues and related cash flows from the licensing and enforcement of patents that we currently own.  We are continuing to develop our patent portfolios through the filing and prosecution of patent applications and will initiate lawsuits, if necessary, to prevent the unauthorized use of our patented technologies. The changes in the primary operations of the Company included elimination of development efforts, accordingly, we are no longer incurring research and development expenses.  Certain of our patents are encumbered due to arrangements previously entered into by the Company. Where we are able, we will take the steps necessary to remove any encumbrances that may inhibit our patent licensing and enforcement efforts. We expect to obtain the rights to license and enforce additional patents from third parties, and when necessary, will assist such parties in the further development of their portfolios through the filing of additional patent applications. We will likely initiate patent enforcement actions against unauthorized users of patented technologies on our own behalf and in conjunction with such third parties.

Our past operations also included the development, production and marketing of encryption products for use over several communications media.  We do not anticipate developing or marketing any additional encryption products.  During the three months ended January 31, 2013, we wrote-off our remaining inventory of encryption products of approximately $26,000.

During the first quarter of fiscal 2013, we commenced disposing of approximately $2,144,000 of fully depreciated assets, which primarily related to research and development activities.  In addition, during the first quarter of fiscal 2013, we began to vacate and return a substantial portion of our facilities to the landlord for possible re-letting and recorded an expense of approximately $186,000 related to future rentals of unused facilities.

The condensed consolidated financial statements include the accounts of CopyTele, Inc. and its wholly owned subsidiaries, CopyTele International Ltd. (“CopyTele International”) and CopyTele Marketing Inc. (“CopyTele Marketing”).  CopyTele International and CopyTele Marketing were incorporated in the British Virgin Islands in fiscal year 2007.  CopyTele International was formed for the purpose of holding an investment in global depository receipts of Videocon Industries Limited, an Indian company (“Videocon”).  As of January 31, 2013, CopyTele Marketing was inactive. All significant intercompany transactions have been eliminated in consolidation.

The results of operations for interim periods presented are not necessarily indicative of the results that may be expected for a full year or any interim period.  Reference is made to the audited consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended October 31, 2012, for more extensive disclosures than contained in these condensed consolidated financial statements.

Unless otherwise indicated, all references in this Form 10-Q to “dollars” or “$” refer to US dollars.

Funding and Management’s Plans

Since our inception, we have met our liquidity and capital expenditure needs primarily through the proceeds from sales of common stock in our initial public offering and in private placements, upon exercise of warrants issued in connection with the private placements and our initial public offering, and upon the exercise of stock options.  In addition, we have generated limited cash flows from sales of our encryption products and from license fees from Videocon related to our display technology pursuant to the Videocon License Agreement (as defined below).  In May 2011, we entered into the AUO License Agreements (as defined below) with AU Optronics Corp., a Taiwanese company (“AUO”), and in June 2011 we received an initial license fee from AUO.

During the three months ended January 31, 2013, our cash used in operating activities was approximately $890,000.  This resulted from payments to suppliers, employees and consultants of approximately $893,000, which was partially offset by cash of approximately $2,000 received from collections of accounts receivable related to sales of encryption products and interest received of approximately $1,000.  Our cash provided by investing activities during the three months ended January 31, 2013 was approximately $499,000, which resulted from approximately $500,000 received upon the sale or maturities of short-term investments consisting of certificates of deposit and approximately $1,000 received from the sale of Digital Info Security Co. Inc. common stock partially offset by purchases of equipment of approximately $2,000.  Our cash provided by financing activities during the three months ended January 31, 2013 was $1,765,000, which resulted from cash received from the issuance of convertible debentures and warrants in a private placement.  As a result, our cash, cash equivalents and short-term investments at January 31, 2013 increased by approximately $873,000 to approximately $1,713,000 from approximately $840,000 at October 31, 2012.

Total employee compensation expense for the three-month periods ended January 31, 2013 and 2012 was approximately $819,000 and $713,000, respectively.  During the three-months ended January 31, 2013 and 2012, a significant portion of employee compensation consisted of the issuance of stock and stock options to employees.  We recorded stock-based compensation expense, related to stock awards granted to employees, for the three-month periods ended January 31, 2013 and 2012 of approximately $-0- and $406,000, respectively.  We recorded stock-based compensation expense, related to stock options granted to employees and directors, for the three-month periods ended January 31, 2013 and 2012 of approximately $473,000 and $81,000 respectively.

Based on currently available information, we believe that our existing cash and cash equivalents, together with expected cash flows from patent licensing and enforcement, and other potential sources of cash flow may not be sufficient to enable us to continue our patent licensing and enforcement activities for at least 12 months.  However, our projections of future cash needs and cash flows may differ from actual results.  If current cash on hand and cash that may be generated from patent licensing and enforcement activities are insufficient to satisfy our liquidity requirements, we may seek to sell our investment securities or other financial assets or our debt or additional equity securities or obtain loans from various financial institutions where possible.  The sale of additional equity securities or convertible debt could result in dilution to our shareholders.  We can give no assurance that we will generate sufficient cash flows in the future (through licensing and enforcement of patents, or otherwise) to satisfy our liquidity requirements or sustain future operations, or that other sources of funding, such as sales of equity or debt, would be available, if needed, on favorable terms or at all.  We can also give no assurance that we will have sufficient funds to repay our convertible debt at maturity in fiscal years 2015 or 2016.  If we cannot obtain such funding if needed or if we cannot sufficiently reduce operating expenses, we would need to curtail or cease some or all of our operations.

As shown in the accompanying condensed consolidated financial statements, we have incurred a net loss of approximately $2,095,000 during the three months ended January 31, 2013, and, as of that date, we have an accumulated deficit of approximately $127,178,000 and a net shareholders’ deficiency of approximately $1,324,000.  These and the other factors described herein raise uncertainty about our ability to continue as a going concern.  Management’s plans in regard to these matters are set forth above.  The accompanying condensed financial statements have been prepared assuming that we will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty. The report from our independent registered public accountants, KPMG LLP, dated January 29, 2013, included in our Annual Report on Form10-K for the fiscal year ended October 31, 2012, includes an explanatory paragraph related to our ability to continue as a going concern.

AU Optronics Corp.

In May 2011, we entered into an Exclusive License Agreement (the “EPD License Agreement”) and a License Agreement (the “Nano Display License Agreement”) with AUO (together the “AUO License Agreements”).  Under the EPD License Agreement, we provided AUO with an exclusive, non-transferable, worldwide license of our E-Paper ® Display patents and technology, in connection with AUO jointly developing products with CopyTele, including the right to sublicense the technology to third parties in connection with the joint development of such products.  Under the Nano Display License Agreement, we provided AUO with a non-exclusive, non-transferable, worldwide license of our nFED Display patents and technology, in connection with AUO jointly developing products with CopyTele, with the right to consent to the granting of licenses of the technology to third parties.

Under the AUO License Agreements, AUO has agreed to pay CopyTele an aggregate license fee of up to $10 million, of which $3 million was paid by AUO in June 2011 and the remaining $7 million would have been payable upon completion of certain conditions for the respective technologies, in each case subject to a 20% foreign withholding tax. Accordingly, in June 2011 we received a payment from AUO, net of the withholding tax, of $2.4 million.  In addition, the AUO License Agreements also provided for the basis for royalty payments by AUO to CopyTele.

On January 28, 2013, we terminated the AUO License Agreements due to numerous alleged material and continual breaches of the agreements by AUO.  On January 28, 2013, we also filed a lawsuit in the United States Federal District Court for the Northern District of California against AUO and E Ink Corporation in connection with the AUO License Agreements, alleging breach of contract and other charges, and we are seeking compensatory, punitive, and treble damages (the “AUO/E Ink Lawsuit”).  For more details on the AUO/E Ink Lawsuit, please see Note 9, “Contingences” herein.  We can give no assurance as to the outcome of this litigation.

 Related Party Transactions with Videocon Industries Limited

In November 2007, we entered into a Technology License Agreement (as amended in May 2008), (the “Videocon License Agreement”) with Videocon.  In April 2008, the Indian Government approved the Videocon License Agreement.  Under the Videocon License Agreement, we provided Videocon with a non-transferable, worldwide license of our technology for thin, flat, low voltage phosphor, nFED Display (the “Videocon Licensed Technology”), for Videocon to produce and market products incorporating displays utilizing the Videocon Licensed Technology.  With the approval and support of Videocon, we entered into the Nano Display License Agreements for AUO to utilize their production facilities to produce our nFED Display for their own products and potentially for Videocon products.  Additional licenses of the Videocon Licensed Technology to third parties require the joint agreement of CopyTele and Videocon and may require the consent of AUO, depending upon the outcome of CopyTele’s termination of the Nano Display License Agreement and the AUO/E Ink Lawsuit.

Under the terms of the Videocon License Agreement, we were scheduled to receive a license fee of $11 million from Videocon, payable in installments over a 27 month period and an agreed upon royalty from Videocon based on display sales by Videocon.  The initial installment was received in May 2008 however; certain license fee payments were subsequently deferred.  The deferral of the license fee payments is no longer in effect; however, we cannot give any assurance that additional license fee payments will be received.   No such license fee payments were received from Videocon during the three months ended January 31, 2013 and fiscal years ended October 31, 2012 and 2011.  As of January 31, 2013, we have received aggregate license fee payments from Videocon of $3.2 million and $7.8 million remains owed to us.   We are not presently involved in development efforts with Videocon and it is not anticipated that such efforts will be resumed in the future.  We have entered into discussions with Videocon regarding the disposition of the Videocon License Agreement.

At the same time we entered into the Videocon License Agreement in November 2007, we also entered into a Share Subscription Agreement (the “Share Subscription Agreement”) with Mars Overseas Limited, an affiliate of Videocon (“Mars Overseas”).  Under the Share Subscription Agreement, Mars Overseas purchased 20,000,000 unregistered shares of our common stock (the “CopyTele Shares”) from us for an aggregate purchase price of $16,200,000.  Also in November 2007, our wholly-owned subsidiary, CopyTele International Ltd. (“CopyTele International”), entered into a GDR Purchase Agreement with Global EPC Ventures Limited (“Global”), for CopyTele International to purchase from Global 1,495,845 global depository receipts of Videocon (the “Videocon GDRs”) for an aggregate purchase price of $16,200,000.

For the purpose of effecting a lock up of the Videocon GDRs and CopyTele Shares (collectively, the “Securities”) for a period of seven years, and therefore restricting both parties from selling or transferring the Securities during such period, CopyTele International and Mars Overseas entered into two Loan and Pledge Agreements in November 2007.  The Videocon GDRs are to be held as security for a loan in the principal amount of $5,000,000 from Mars Overseas to CopyTele International, and the CopyTele Shares are similarly held as security for a loan in the principal amount of $5,000,000 from CopyTele International to Mars Overseas.  The loans are for a period of seven years, do not bear interest, and prepayment of the loans will not release the lien on the Securities prior to end of the seven year period.  The loan agreements provide for customary events of default, which may result in forfeiture of the Securities by the defaulting party, and also provide for the transfer to the respective parties, free and clear of any encumbrances under the agreements, any dividends, distributions, rights or other proceeds or benefits in respect of the Securities.  The loan receivable from Mars Overseas is classified as a contra-equity under shareholders’ deficiency in the accompanying condensed consolidated balance sheet because the loan receivable is secured by the CopyTele Shares and the Share Subscription Agreement and Loan and Pledge Agreement were entered into concurrently. We have entered into discussions with Videocon regarding the disposition of the Subscription Agreement, GDR Purchase Agreement, and Loan and Pledge Agreements. The outcome of these discussions and the disposition of the related assets and liabilities may have a material effect on our financial statements. We cannot presently estimate the timing or impact of any such resolution.

Revenue Recognition

Revenues from sales are recorded when all four of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred and title has transferred or services have been rendered; (iii) our price to the buyer is fixed or determinable; and (iv) collectability is reasonably assured.

We have assessed the revenue guidance of Accounting Standards Codification (“ASC”) 605-25 “Multiple-Element Arrangements” (“ASC 605-25”) to determine whether multiple deliverables in our arrangements with AUO represent separate units of accounting.  Under the AUO License Agreements, we received initial license fees of $3 million, of aggregate license fees of up to $10 million.  The additional $7 million in license fees are payable upon completion of certain conditions for the respective technologies.  We have determined that the transfer of the licensed patents and technology and the effort involved in completion of the conditions for the respective technologies represent a single unit of accounting for each technology.  Accordingly, using a proportional performance method, during the third quarter of fiscal year 2011 we began recognizing the $3 million initial license fees over the estimated periods that we expected to complete the conditions for the respective technologies. We have not recognized any portion of the $7 million of additional license fees as either deferred revenue or revenue as it is considered contingent revenue.

At each reporting period we assess the progress in completing our performance obligations under the AUO License Agreements and recognize license fee revenue over the remaining estimated period that we expect to complete the conditions for the respective technologies.  On this basis, we reassessed the revenue recognition and commencing in the fourth quarter of fiscal year 2012, revenue recognition under the AUO License Agreements is suspended pending resolution of the AUO/E Ink Lawsuit.  For more details on the AUO/E Ink Lawsuit, please see Note 9, “Contingencies” herein.

During the three month periods ended January 31, 2013 and 2012 we recognized approximately $-0- and $447,000, respectively, of license fee revenue from AUO.  License fee payments received from AUO which are in excess of the amounts recognized as revenue (approximately $1,187,000 as of January 31, 2013) are recorded as non-refundable deferred revenue on the accompanying consolidated balance sheet.  The AUO License Agreements also provide for the basis for royalty payments on future production, if any, by AUO to CopyTele, which we have determined represent separate units of accounting.  We have not recognized any royalty income under the AUO License Agreements.

1.         BUSINESS AND FUNDING

Description of Business

As used herein, “we,” “us,” “our,” the “Company” and “CopyTele” refers to CopyTele, Inc.  Our principal operations include the development, acquisition, licensing, and enforcement of patented technologies. While in the past, the primary operations of the Company involved licensing in connection with and the development of patented technologies, the primary operations of the Company going forward will be patent licensing in connection with the unauthorized use of patented technologies and patent enforcement. We expect to first generate revenues and related cash flows from the licensing and enforcement of patents that we currently own.  We are continuing to develop our patent portfolios through the filing and prosecution of patent applications and will initiate lawsuits, if necessary, to prevent the unauthorized use of our patented technologies. The changes in the primary operations of the Company included elimination of development efforts, accordingly, we are no longer incurring research and development expenses.  Certain of our patents are encumbered due to arrangements previously entered into by the Company. Where we are able, we will take the steps necessary to remove any encumbrances that may inhibit our patent licensing and enforcement efforts. We expect to obtain the rights to license and enforce additional patents from third parties, and when necessary, will assist such parties in the further development of their portfolios through the filing of additional patent applications. We will likely initiate patent enforcement actions against unauthorized users of patented technologies on our own behalf and in conjunction with such third parties.

Our past operations also included the development, production and marketing of encryption products for use over several communications media.  We continue to look for opportunities to sell off our remaining inventory of encryption products.  We do not anticipate developing any additional encryption products.

Funding and Management’s Plans

Since our inception, we have met our liquidity and capital expenditure needs primarily through the proceeds from sales of common stock in our initial public offering and in private placements, upon exercise of warrants issued in connection with the private placements and our initial public offering, and upon the exercise of stock options.  In addition, we have generated limited cash flows from sales of our encryption products and from license fees from Videocon Industries Limited, an Indian company (“Videocon”) related to our display technology pursuant to the Videocon License Agreement (as defined below).  In May 2011, we entered into the AUO License Agreements (as defined below) with AU Optronics Corp., a Taiwanese company (“AUO”), and in June 2011 we received an initial license fee from AUO.

In connection with the change in the primary operations of the Company, during the fourth quarter of fiscal 2012, we have discontinued research and development activities,  reduced our employee count from 19 to 7, and begun to vacate and return portions of our facilities to the landlord for possible re-letting.

In February 2011, we received gross proceeds of $1,250,000 from the issuance of 7,000,000 unregistered shares of our common stock in a private placement at a price of $0.1786 per share, for, of which 3,360,000 shares were sold to our then Chairman and Chief Executive Officer, our Chief Financial Officer and director, our Current Chairman and a former director of the Company.  In conjunction with the sale of the common stock, we issued warrants to purchase 7,000,000 unregistered shares of our common stock.  Each warrant grants the holder the right to purchase one share of our common stock at the purchase price of $0.1786 per share on or before February 8, 2016.  The warrants were valued at $0.0756 per share using the Black-Scholes pricing model, adjusted for the estimated impact on fair value of the restrictions relating to the warrants.

In September 2012, we received aggregate gross proceeds of $750,000 from the issuance of 8% convertible debentures due September 12, 2016 in a private placement, of which $300,000 was sold to our current Chairman and then Chief Executive Officer and one other director of the Company.  The debentures pay interest quarterly and are convertible into shares of our common stock at a conversion price of $0.092 per share on or before September 12, 2016.  We recorded   a discount to the carrying amount of the debentures of approximately $718,000 related to the debentures’ beneficial conversion feature.  We may prepay the debentures at any time without penalty upon 30 days prior notice.

In January 2013, we received aggregate gross proceeds of $1,765,000 from the issuance of 8% convertible debentures due January 25, 2015 in a private placement, of which $250,000 was sold to our current President, Chief Executive Officer and director, and two other directors of the Company.  The debentures pay interest quarterly and are convertible into shares of our common stock at a conversion price of $0.15 per share on or before January 25, 2015.   We may prepay the debentures at any time without penalty upon 30 days prior notice but only if the sales price of the common stock on the principal market on which the common stock is primarily listed and quoted for trading is at least $0.30 for 20 trading days in any 30-day trading period ending no more than 15 days before the Company’s prepayment notice.  In conjunction with the issuance of the debentures, we issued warrants to purchase 5,882,745 unregistered shares of our common stock.  Each warrant grants the holder the right to purchase one share of our common stock at the purchase price of $0.30 per share on or before January 25, 2016.  The debentures contain a beneficial conversion feature and a down round provision which we will evaluate in the first quarter of fiscal year 2013.

During fiscal year 2012, our cash used in operating activities was approximately $3,141,000.  This resulted from payments to suppliers, employees and consultants of approximately $3,165,000, which was offset by cash of approximately $7,000 received from collections of accounts receivable related to sales of encryption products, approximately $13,000 of dividend income received and approximately $3,000 of interest income received.  Cash provided from investing activities during fiscal year 2012 was approximately $1,748,000, which resulted from  proceeds from the maturities of short-term investments consisting of certificates of deposit and U.S. government securities of approximately $2,949,000 and approximately $1,000  received from the sale of Digital Info Security Co. Inc. (“DISC”) common stock offset by purchases of approximately $1,200,000 of certificates of deposit and purchases of equipment of  approximately $2,000  Our cash provided by financing activities during fiscal year 2012 was approximately $958,000, which resulted from cash of $750,000 received from the sale of convertible debentures in a private placement and approximately $208,000 received upon the exercise of stock options. As a result, our cash, cash equivalents, and short-term investments at October 31, 2012 decreased $2,183,000 to approximately $840,000 from approximately $3,023,000 at the end of fiscal year 2011.

Total employee compensation expense during fiscal years 2012 and 2011 was approximately $3,001,000 and $3,661,000, respectively, including in fiscal year 2012 approximately $74,000 of expense relating to severance payments to terminated employees. During fiscal years 2012 and 2011, a significant portion of employee compensation consisted of the issuance of stock and stock options to employees in lieu of cash compensation.  We recorded compensation expense for the fiscal years ended October 31, 2012 and 2011 of approximately $927,000 and $1,819,000, respectively, for shares of common stock issued to employees.  We recorded approximately $615,000 and $742,000 of stock-based compensation expense, related to stock options granted to employees and directors, during the fiscal years ended October 31, 2012 and 2011, respectively. During the fourth quarter of fiscal 2012, management discontinued compensating employees through the issuance of stock.

Based on currently available information, we believe that our existing cash, cash equivalents, and short-term investments, together with expected cash flows from patent licensing and enforcement, and other potential sources of cash flow may not be sufficient to enable us to continue our patent licensing and enforcement activities for at least 12 months.  However, our projections of future cash needs and cash flows may differ from actual results.  If current cash on hand and cash that may be generated from patent licensing and enforcement activities are insufficient to satisfy our liquidity requirements, we may seek to sell our investment securities or other financial assets or our debt or additional equity securities or obtain loans from various financial institutions where possible.  The sale of additional equity securities or securities convertible into or exercisable for equity securities could result in dilution to our shareholders.  We can give no assurance that we will generate sufficient cash flows in the future (through licensing and enforcement of patents, or otherwise) to satisfy our liquidity requirements or sustain future operations, or that other sources of funding, such as sales of equity or debt, would be available, if needed, on favorable terms or at all.  If we cannot obtain such funding if needed or if we cannot sufficiently reduce operating expenses, we would need to curtail or cease some or all of our operations.

As shown in the accompanying consolidated financial statements, we have incurred a net loss of approximately $4,253,000 during the fiscal year ended October 31, 2012, and, as of that date, we have an accumulated deficit of approximately $125,083,000 and a net shareholders’ deficit of approximately $1,194,000.  These and the other factors described herein raise uncertainty about our ability to continue as a going concern. Management’s plans in regard to these matters are set forth above.  The accompanying financial statements have been prepared assuming that we will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.  The report from our independent registered public accountants, KPMG LLP, dated January 29, 2013, includes an explanatory paragraph related to our ability to continue as a going concern.

AU Optronics Corp.

In May 2011, we entered into an Exclusive License Agreement (the “EPD License Agreement”) and a License Agreement (the “Nano Display License Agreement”) with AUO (together the “AUO License Agreements”).  Under the EPD License Agreement, we provided AUO with an exclusive, non-transferable, worldwide license of our E-Paper® Display patents and technology, in connection with AUO jointly developing products with CopyTele, including the right to sublicense the technology to third parties in connection with the joint development of such products.  Under the Nano Display License Agreement, we provided AUO with a non-exclusive, non-transferable, worldwide license of our nFED Display patents and technology, in connection with AUO jointly developing products with CopyTele, with the right to consent to the granting of licenses of the technology to third parties.

Under the AUO License Agreements, AUO had agreed to pay CopyTele an aggregate license fee of up to $10 million, of which $3 million was paid by AUO in June 2011 and the remaining $7 million would have been payable upon completion of certain conditions for the respective technologies, in each case subject to a 20% foreign withholding tax. Accordingly, in June 2011 we received a payment from AUO, net of the withholding tax, of $2.4 million.  In addition, the AUO License Agreements also provided for the basis for royalty payments by AUO to CopyTele.

On January 28, 2013, we sent AUO a notice, terminating the AUO License Agreements due to numerous alleged material and continual breaches of the agreements by AUO.  On January 28, 2013, we also filed a lawsuit in the United States Federal District Court for the Northern District of California against AUO and E Ink Corporation in connection with the AUO License Agreements, alleging breach of contract and other charges, and we are seeking compensatory, punitive, and treble damages (the “AUO/E Ink Lawsuit”).  For more details on the AUO/E Ink Lawsuit, please see Note 7 “Commitments and Contingencies - Litigation Matters.  We can give no assurance as to the potential outcome of this litigation.

 Related Party Transactions with Videocon Industries Limited

In November 2007, we entered into a Technology License Agreement (as amended in May 2008), (the “Videocon License Agreement”) with Videocon.  In April 2008, the Indian Government approved the Videocon License Agreement.  Under the Videocon License Agreement, we provided Videocon with a non-transferable, worldwide license of our technology for thin, flat, low voltage phosphor, nFED Display (the “Videocon Licensed Technology”), for Videocon to produce and market products incorporating displays utilizing the Videocon Licensed Technology.  With the approval and support of Videocon, we entered into the Nano Display License Agreement for AUO to utilize their production facilities to produce our nFED Display for their own products and potentially for Videocon products.  Additional licenses of the Videocon Licensed technology require the joint agreement of CopyTele and Videocon, and may require the consent of AUO, depending upon the outcome of CopyTele’s termination of the Nano Display License Agreement and the AUO/E Ink Lawsuit.

Under the terms of the Videocon License Agreement, we were scheduled to receive a license fee of $11 million from Videocon, payable in installments over a 27 month period and an agreed upon royalty from Videocon based on display sales by Videocon.  The initial installment was received in May 2008 however; certain license fee payments were subsequently deferred.  The deferral of the license fee payments is no longer in effect; however, we cannot give any assurance that additional license fees will be received.   No such license fee payments were received from Videocon during the fiscal years ended October 31, 2012 and 2011.  As of October 31, 2012, we have received aggregate license fee payments from Videocon of $3.2 million and $7.8 million remains owed to us.  We are not presently involved in development efforts with Videocon and it is not anticipated that such efforts will be resumed in the future. We have entered into discussions with Videocon regarding the disposition of the Videocon License Agreement.

At the same time we entered into the Videocon License Agreement in November 2007, we also entered into a Share Subscription Agreement (the “Share Subscription Agreement”) with Mars Overseas Limited, an affiliate of Videocon (“Mars Overseas”).  Under the Share Subscription Agreement, Mars Overseas purchased 20,000,000 unregistered shares of our common stock (the “CopyTele Shares”) from us for an aggregate purchase price of $16,200,000.  Also in November 2007, our wholly-owned subsidiary, CopyTele International Ltd. (“CopyTele International”), entered into a GDR Purchase Agreement with Global EPC Ventures Limited (“Global”), for CopyTele International to purchase from Global 1,495,845 global depository receipts of Videocon (the “Videocon GDRs”) for an aggregate purchase price of $16,200,000.

For the purpose of effecting a lock up of the Videocon GDRs and CopyTele Shares (collectively, the “Securities”) for a period of seven years, and therefore restricting both parties from selling or transferring the Securities during such period, CopyTele International and Mars Overseas entered into two Loan and Pledge Agreements in November 2007.  The Videocon GDRs are to be held as security for a loan in the principal amount of $5,000,000 from Mars Overseas to CopyTele International, and the CopyTele Shares are similarly held as security for a loan in the principal amount of $5,000,000 from CopyTele International to Mars Overseas.  The loans are for a period of seven years, do not bear interest, and prepayment of the loans will not release the lien on the Securities prior to end of the seven year period.  The loan agreements provide for customary events of default, which may result in forfeiture of the Securities by the defaulting party, and also provide for the transfer to the respective parties, free and clear of any encumbrances under the agreements, any dividends, distributions, rights or other proceeds or benefits in respect of the Securities.  The loan receivable from Mars Overseas is classified as a contra-equity under shareholders’ equity in the accompanying consolidated balance sheet, because the loan receivable is secured by the CopyTele Shares and the Share Subscription Agreement and Loan and Pledge Agreement were entered into concurrently.  We have entered into discussions with Videocon regarding the disposition of the Subscription Agreement, GDR Purchase Agreement, and Loan and Pledge Agreements.  The outcome of these discussions and the disposition of the related assets and liabilities may have a material effect on our financial statements.  We cannot presently estimate the timing or impact of any such resolution.

Summary of Significant Accounting Policies	12 Months Ended
Oct. 31, 2012
Significant Accounting Policies [Text Block]

2.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

During the fourth quarter of fiscal year 2012, the Company began operating its business as one segment – patent monetization and patent assertion.  The accompanying financial statements have been presented on that basis.  The consolidated financial statements include the accounts of CopyTele, Inc. and its wholly owned subsidiaries, CopyTele International and CopyTele Marketing Inc. (“CopyTele Marketing”).  CopyTele International and CopyTele Marketing were incorporated in the British Virgin Islands in 2007.  CopyTele International was formed for the purpose of holding the Videocon GDRs.  As of October 31, 2012, CopyTele Marketing is inactive.  All intercompany transactions have been eliminated in consolidation.

 Revenue Recognition

Revenues from sales are recorded when all four of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred and title has transferred or services have been rendered; (iii) our price to the buyer is fixed or determinable; and (iv) collectability is reasonably assured.

We have assessed the revenue guidance of Accounting Standards Codification (“ASC”) 605-25 “Multiple-Element Arrangements” (“ASC 605-25”) to determine whether multiple deliverables in our arrangements with AUO represent separate units of accounting.  Under the AUO License Agreements, we received initial license fees of $3 million, of aggregate license fees of up to $10 million.  The additional $7 million in license fees were payable upon completion of certain conditions for the respective technologies.  We determined that the transfer of the licensed patents and technology and the effort involved in completion of the conditions for the respective technologies represent a single unit of accounting for each technology.  Accordingly, using a proportional performance method, during the third quarter of fiscal year 2011 we began recognizing the $3 million initial license fees over the estimated periods that we expected to complete the conditions for the respective technologies.  We  have not recognized any portion of the $7 million of additional license fees as either deferred revenue or revenue as it was considered contingent revenue.

At each reporting period we assess the progress in completing our performance obligations under the AUO License Agreements and recognize license fee revenue over the remaining estimated period that we expect to complete the conditions for the respective technologies.  On this basis, we reassessed the revenue recognition for the fourth quarter of fiscal year 2012 and, accordingly, revenue recognition under the AUO License Agreements has been suspended pending resolution of the AUO/E Ink Lawsuit; see Note 7, “Commitments and Contingencies – Litigation Matters”.

During the fiscal years ended October 31, 2012 and 2011 we recognized approximately $940,000 and $873,000, respectively, of license fee revenue from AUO.  License fee payments received from AUO which are in excess of the amounts recognized as revenue (approximately $1,187,000 as of October 31, 2012) are recorded as non-refundable deferred revenue on the accompanying consolidated balance sheet.  The AUO License Agreements also provided for the basis for royalty payments on future production, if any, by AUO to CopyTele, which we have determined represent separate units of accounting.  We have not recognized any royalty income under the AUO License Agreements.

Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.  In accordance with ASC 820, we have categorized our financial assets, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy as set forth below.  We do not have any financial liabilities that are required to be measured at fair value on a recurring basis.  If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 - Financial assets whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.

Level 2 - Financial assets whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 – Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.  We do not currently have any Level 3 financial assets.

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
Certificates of deposit– Short-term investments		500,000		500,000
Videocon Industries Limited global depository receipts	4,728,367			4,728,367
Total financial assets	$5,068,060	$ 500,000	$ -	$5,568,060

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 5,685	$ -	$ -	$ 5,685
U.S. government securities – Cash and cash equivalents		599,994		599,994
U.S. government securities and certificates of deposit– Short-term investments		2,249,159		2,249,159
Videocon Industries Limited global depository receipts	5,382,051			5,382,051
Total financial assets	$5,387,736	$2,849,153	$ -	$8,236,889

Our non financial assets and liabilities that are measured on a non-recurring basis include our property and equipment which are measured using fair value techniques whenever events or changes in circumstances indicate a condition of impairment exists.  These assets were not presented in the preceding table.

It was impractical to determine the fair value of the investment in Volga as of October 31, 2011, given that Volga is a Russian company, operates under Russian corporate law, and Volga does not use U.S. GAAP.  This investment was not presented in the preceding table.  During the fourth quarter of fiscal year 2012, this investment was written off pursuant to our decision to discontinue our research and development activities.

The estimated fair value of accounts payable and accrued liabilities approximates their individual carrying amounts due to the short term nature of these measurements.  It is impractical to determine the fair value of the loan receivable and loan payable to the related party given the nature of these loans.   The convertible debentures have been reported net of the discount for the beneficial conversion features.  These assets and liabilities were not presented in the preceding table. Casn and cash equivalents are stated at nominal value which equals fair value.

Short-term Investments

            At October 31, 2012 we had marketable securities consisting of certificates of deposit of $500,000 that were classified as “available-for-sale securities” and reported at fair value.

Statements of Cash Flows

Cash and cash equivalents consist of highly liquid instruments that are readily convertible into cash and have original maturities of less than three months.  During the fiscal years ended October 31, 2012 and 2011, we did not pay any cash for interest expense or U.S. federal or state income tax.

Warranty Policy

We warrant that our encryption products are free from defects in material and workmanship for a period of one year from the date of initial purchase.  The warranty does not cover any losses or damage that occur as a result of improper installation, misuse or neglect.  Management has recorded a warranty liability of $5,000 as of October 31, 2012 and 2011, based upon historical experience and management’s best estimate of future warranty claims.

Investment Securities

We classify our investment securities as available-for-sale.  Available-for-sale securities are recorded at fair value.  Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a component of accumulated other comprehensive income (loss) until realized.  Realized gains and losses from the sale of available-for-sale securities are determined on a specific identification basis.  Dividend and interest income are recognized when earned.

We monitor the value of our investments for indicators of impairment, including changes in market conditions and the operating results of the underlying investment that may result in the inability to recover the carrying value of the investment.  During the fourth quarter of fiscal   year 2012, we determined that the discontinuation of funding from CopyTele for contract research and development work and lack of available financial information from Volga has impaired the value of our investment in Volga.  During the fourth quarter of fiscal year 2011, we determined that there was an other than temporary impairment in both our Videocon and DISC investments.  See Note 4 for further discussion.  We will record an additional impairment charge if and when we believe any such investment has experienced an additional decline that is other than temporary.

Operating Leases

The Company recognizes rent expense from operating leases with periods of free and scheduled rent increases on a straight-line basis over the applicable lease term.  The Company considers lease renewals in the useful life of its leasehold improvements when such renewals are reasonably assured.

Research and Development Expenses

Research and development expenses are expensed in the year incurred.  We have discontinued all research and development activity during the fourth quarter of fiscal year 2012.  Subsequent to October 31, 2012, we commenced disposing of certain fully depreciated research and development equipment.

Income Taxes

We recognize deferred tax assets and liabilities for the estimated future tax effects of events that have been recognized in our financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.  A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Stock-Based Compensation

We maintain stock equity incentive plans under which we may grant non-qualified stock options, incentive stock options, stock appreciation rights, stock awards, performance and performance-based awards, or stock units to employees, non-employee directors and consultants.

Stock Option Compensation Expense

During the fourth quarter of fiscal year 2012 the company decreased the option price for options to purchase 1,840,000 shares from the original exercise price to $0.145 per share for eleven employees and recorded stock-based compensation expense related to this re-pricing of approximately $85,000.  Such compensation expense is included in the accompanying statements of operations in either research and development expenses or selling, general and administrative expenses, as applicable based on the functions performed by such employees and directors.

We account for stock options granted to employees and directors using the accounting guidance included in ASC 718 “Stock Compensation” (“ASC 718”).  In accordance with ASC 718, we estimate the fair value of stock options granted on the date of grant using the Black-Scholes pricing model and for options vesting if the trading price of the Company’s common stock exceeds two separate price targets we used the Monte Carlo Simulation in estimating the fair value at grant date.  We recognize compensation expense for stock option awards on a straight-line basis over the requisite service period of the grant.  We recorded stock-based compensation expense, related to stock options granted to employees and non-employee directors, of approximately $615,000 and $742,000 during the fiscal years ended October 31, 2012 and 2011, respectively, in accordance with ASC 718, which amount in fiscal year 2012 includes approximately $112,000 of expense related to the accelerated vesting of options for employees terminated during the fourth quarter.  Such compensation expense is included in the accompanying statements of operations in either research and development expenses or selling, general and administrative expenses, as applicable based on the functions performed by such employees and directors.  Such stock-based compensation expense increased both basic and diluted net loss per share for the years ended October 31, 2012 and 2011 by $-0- and $0.01, respectively.

Included in the stock-based compensation cost related to stock options granted to employees and directors recorded during the fiscal years ended October 31, 2012 and 2011 was approximately $7,000 and $8,000, respectively, of expense related to the amortization of compensation cost for stock options granted in prior periods but not yet vested.  As of October 31, 2012, there was unrecognized compensation cost related to non-vested share-based compensation arrangements for stock options granted to employees and directors, related to service based options of approximately $2,394,000 which will be recognized over a weighted-average period of 2.8 years, performance based options of approximately $710,000 which we anticipate will be recognized over a weighted-average period of .6 years, and options subject to market conditions of approximately $1,386,000 which will be recognized over a weighted-average period of 1.9 years.  As of October 31, 2012, we have not recognized any compensation cost related to performance based options as achievement was not considered probable.

We account for stock options granted to consultants using the accounting guidance included in ASC 505-50 “Equity-Based Payments to Non-Employees” (“ASC 505-50”).  In accordance with ASC 505-50, we estimate the fair value of stock options granted on the date of grant using the Black-Scholes pricing model and for options vesting if the trading price of the Company’s common stock exceeds two separate price targets we used the Monte Carlo Simulation in estimating the fair value at grant date. We recognized consulting expense for options granted to non-employee consultants, during the fiscal years ended October 31, 2012 and 2011, of approximately $110,000 and $44,000, respectively.  Such consulting expense is included in the accompanying consolidated statements of operations in either research and development expenses or selling, general and administrative expenses, as applicable based on the functions performed by such consultants.  As of October 31, 2012, there was unrecognized consulting expense related to non-vested share-based compensation arrangements for stock options granted to consultants, related to service based options of approximately $1,375,000 which will be recognized over a weighted-average period of 2.9 years, performance based options of approximately $473,000 which we anticipate will be recognized over a weighted-average period of .6 years, and options subject to market conditions of approximately $924,000 which will be recognized over a weighted-average period of 1.9 years.  As of October 31, 2012, we have not recognized any consulting expense related to performance based options as achievement was not considered probable.

Fair Value Determination

In September 2012 we instituted changes to our operations as more fully described in Note 1.  Prior to that date we separated the individuals we granted stock options to into three relatively homogenous groups, based on exercise and post-vesting employment termination behaviors.  To determine the weighted average fair value of stock options on the date of grant, we took a weighted average of the assumptions used for each of these groups.  Subsequent to that date individuals are included in a single group.    Stock options we granted during the fiscal years ended October 31, 2012 and 2011 consisted of awards of stock options with either 5-year terms, which vested over one year or 10-year terms, which vested immediately, over periods up to three years or upon achievement of a cash milestone or stock price targets.

The total intrinsic value of stock options exercised during fiscal years 2012 and 2011 was approximately $ 1,000- and $49,000, respectively.  The following weighted average assumptions were used in estimating the fair value of stock options granted during the fiscal years ended October 31, 2012 and 2011.

	For the fiscal Year Ended October 31,
	2012	2011
Weighted average fair value at grant date	$0.18	$0.15
Valuation assumptions:
Expected term (in years)	5.75	3.3
Expected volatility	109%	107%
Risk-free interest rate	1.16%	0.88%
Expected dividend yield	0	0

We use the Black-Scholes pricing model in estimating the fair value of stock options which vest over a specific period of time or upon achieving cash milestones.  The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding.  For options granted prior to the changes in our operations in September 2012, actual historical performance was used for awards exercised or cancelled.  For awards that remained unexercised and outstanding, even exercise over the remaining contractual term was assumed.  Each category was weighted for its relative size in the population and is then multiplied by the indicated expected term for each category to arrive at the expected term for the population.  For options granted subsequent to the changes in our operations during the fourth quarter of fiscal 2012, we used the simplified method of calculation to determine expected term.  The simplified method was adopted since we do not believe that historical experience is representative of future performance because of the impact of the changes in our operations and the change in terms of options granted from historical options which vested immediately to terms including vesting periods of up to three years.

Under the Black-Scholes pricing model we estimated the expected volatility of our shares of common stock based upon the historical volatility of our share price over a period of time equal to the expected term of the options.  We estimated the risk-free interest rate based on the implied yield available on the applicable grant date of a U.S. Treasury note with a term equal to the expected term of the underlying grants.  We made the dividend yield assumption based on our history of not paying dividends and our expectation not to pay dividends in the future.

For options vesting if the trading price of the Company’s common stock exceeds two separate price targets we used the Monte Carlo Simulation in estimating the fair value at grant date.

Under ASC 718, the amount of stock-based compensation expense recognized is based on the portion of the awards that are ultimately expected to vest.  Accordingly, if deemed necessary, we reduce the fair value of the stock option awards for expected forfeitures, which are forfeitures of the unvested portion of surrendered options.  Based on our historical experience we have not reduced the amount of stock-based compensation expenses for anticipated forfeitures.

We will reconsider use of the Black-Scholes pricing model if additional information becomes available in the future that indicates another model would be more appropriate.  If factors change and we employ different assumptions in the application of ASC 718 in future periods, the compensation expense that we record under ASC 718 may differ significantly from what we have recorded in the current period.

Net Loss Per Share of Common Stock

In accordance with ASC 260, “Earnings Per Share”, basic net loss per common share (“Basic EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding.  Diluted net loss per common share (“Diluted EPS”) is computed by dividing net loss by the weighted average number of common shares and dilutive common share equivalents and convertible securities then outstanding.  Diluted EPS for all years presented is the same as Basic EPS, as the inclusion of the effect of common share equivalents then outstanding would be anti-dilutive.  For this reason, excluded from the calculation of Diluted EPS for the years ended October 31, 2012 and 2011, were options to purchase 60,670,045 shares and 18,602,045 shares, respectively, warrants to purchase 7,500,000 shares and 7,500,000 shares, respectively, and debentures convertible into 8,152,170 shares and -0- shares respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Estimates and assumptions are used for, but not limited to, determining the allowance for doubtful accounts, depreciation lives, asset impairment evaluations, tax assets and liabilities, license fee revenue, stock-based compensation and other contingencies.  Actual results could differ from those estimates.

Effect of Recently Issued Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-12 (“ASU 2011-12”), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  This amendment defers the effective date of the requirement to present separate line items on the income statement for reclassification adjustments of items out of accumulated other comprehensive income into net income. ASU 2011-12 is effective at the same time as Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), so that entities will not be required to comply with the presentation requirements in ASU 2011-05 that this ASU 2011-12 is deferring. ASUs 2011-12 and 2011-05 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The Company adopted ASUs 2011-05 and 2011-12 on November 1, 2012.  We do not expect the adoption of these new disclosure requirements to have a material impact on our disclosures or consolidated financial statements.

In October 2012, the FASB issued Accounting Standards Update 2012-04 (“ASU 2012-04”), Technical Corrections and Improvements. The amendments in this update cover a wide range of topics and include technical corrections and improvements to the Accounting Standards Codification. The amendments in ASU 2012-04 will be effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt ASU 2012-04 on February 1, 2013. The Company does not expect the adoption of ASU 2012-04 to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In October 2012, the FASB issued Accounting Standards Update 2012-03 (“ASU 2012-03”), Technical Amendments and Corrections to SEC Sections.  ASU 2012-03 is issued to amend certain SEC paragraphs in the FASB Accounting Standards Codification, including Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin, Technical Amendments, and Corrections Related to FASB Accounting Codification. The amendments in ASU 2012-03 will be effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt ASU 2012-03 on February 1, 2013. The Company does not expect the adoption of ASU 2012-03 to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Concentration Of Credit Risk	12 Months Ended
Oct. 31, 2012
Concentration Risk Disclosure [Text Block]

3.         CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject us to concentrations of credit risk consist principally of accounts receivable from sales in the ordinary course of business.  Management reviews our accounts receivable and other receivables for potential doubtful accounts and maintains an allowance for estimated uncollectible amounts.  Generally, no collateral is received from customers for our accounts receivable.  Our policy is to write-off uncollectable amounts at the time it is determined that collection will not occur.  During fiscal year 2012, one customer represented 99% of total net revenue.  During fiscal year 2011, one customer represented 87% of total net revenue.

Investments	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Summary of Investment Holdings, Schedule of Investments [Text Block]

5.         INVESTMENTS

Short-term Investments

At October 31, 2012, we had marketable securities consisting of certificates of deposit of approximately $500,000, which were classified as "available-for-sale securities" and reported at fair value.

Investment in Videocon

Our investment in Videocon is classified as an "available-for-sale security" and reported at fair value, with unrealized gains and losses excluded from operations and reported as a component of accumulated other comprehensive income (loss) in shareholders’ equity.  The original cost basis of $16,200,000 was determined using the specific identification method.  The fair value of the Videocon GDRs is based on the price on the Luxembourg Stock Exchange, which price is based on the underlying price of Videocon’s equity shares which are traded on stock exchanges in India with prices quoted in rupees.

ASC 320 “Investments-Debt and Equity Securities” (“ASC 320”) and SEC guidance on other than temporary impairments of certain investments in equity securities requires an evaluation to determine if the decline in fair value of an investment is either temporary or other than temporary.  Unless evidence exists to support a realizable value equal to or greater than the carrying cost of the investment, an other than temporary impairment should be recorded.  At each reporting period we assess our investment in Videocon to determine if a decline that is other than temporary has occurred.  As of January 31, 2013, on a cumulative basis, write-down of the investment of approximately $10,818,000 was recorded and a new cost basis of approximately $5,382,000 was established.  The fair value of investment in Videocon as of January 31, 2013 and October 31, 2012, and the unrealized gain for the three month period ended January 31, 2013, are as follows:

Investment in Videocon
Fair Value as of October 31, 2012	$ 4,728,367
Reversal of unrealized loss at October 31, 2012	653,684
Unrealized gain	348,532
Fair Value as of January 31, 2013	$ 5,730,583

Investment in ZQX Advisors, LLC

In August 2009, we entered into an Engagement Agreement with ZQX Advisors, LLC (“ZQX”) to assist us in seeking business opportunities and licenses for our electrophoretic display technology.  Concurrently with entering into the Engagement Agreement, we acquired a 19.5% ownership interest in ZQX.  In exchange for the 19.5% ownership interest and for the services to be rendered by ZQX, we issued 800,000 unregistered shares of common stock as well as warrants to purchase an additional 500,000 unregistered shares of common stock, half of which are exercisable at $0.37 per share and the other half at $0.555 per share to ZQX.  The warrants are exercisable at any time after August 19, 2010 and expire on August 19, 2019.  We have classified our interest in ZQX of $91,000 as a reduction of additional paid-in capital within shareholders’ equity since this investment in ZQX consists entirely of our equity securities.  On January 21, 2013, we terminated the Engagement Agreement with ZQX, but currently retain our 19.5% interest in ZQX.

4.                  INVESTMENTS

Short-term Investments and Investments in U.S. Government Securities

At October 31, 2012 we had marketable securities consisting of certificates of deposit of $500,000 that were classified as "available-for-sale securities" and reported at fair value. At October 31, 2011 we had marketable securities consisting of U.S. government securities and certificates of deposit of approximately $2,249,000 that were classified as "available-for-sale securities" and reported at fair value.

Investment in Videocon

Our investment in Videocon is classified as an "available-for-sale security" and reported at fair value, with unrealized gains and losses excluded from operations and reported as component of accumulated other comprehensive income (loss) in shareholders’ equity.  The original cost basis of $16,200,000 was determined using the specific identification method.  The fair value of the Videocon GDRs is based on the price on the Luxembourg Stock Exchange, which price is based on the underlying price of Videocon’s equity shares which are traded on stock exchanges in India with prices quoted in rupees.

ASC 320 “Investments-Debt and Equity Securities” (“ASC 320”) and SEC guidance on other than temporary impairments of certain investments in equity securities requires an evaluation to determine if the decline in fair value of an investment is either temporary or other than temporary.  Unless evidence exists to support a realizable value equal to or greater than the carrying cost of the investment, an other than temporary impairment should be recorded.  At each reporting period we assess our investment in Videocon to determine if a decline that is other than temporary has occurred.  In evaluating our investment in Videocon at October 31, 2011, we determined that based on both the duration and the continuing magnitude of the market price decline compared to the carrying cost basis of approximately $7,105,000, and the uncertainty of its recovery, a write-down of the investment of approximately $1,723,000 should be recorded as of October 31, 2011, and a new cost basis of approximately $5,382,000 should be established.   An other than temporary impairment of approximately $10,818,000, on a cumulative basis, has been recorded as of October 31, 2011.

The fair value of investment in Videocon as of October 31, 2012 and 2011, the unrealized loss for the fiscal year ended October 31, 2012, and the other than temporary impairment as of October 31, 2011, are as follows:

Investment in Videocon
Fair Value as of October 31, 2010	$ 8,524,821
Reversal of unrealized gain as of October 31, 2010	(1,419,557)
Other than temporary impairment	(1,723,213)
Fair Value as of October 31, 2011	$ 5,382,051
Unrealized loss	(653,684)
Fair Value as of October 31, 2012	$ 4,728,367

Investment in Digital Security Co. Inc.

Our investment in DISC is classified as an “available-for-sale security” and reported at fair value, with unrealized gains and losses excluded from operations and reported as a component of accumulated other comprehensive income (loss) in shareholders’ equity.  The original cost basis was determined using the specific identification method.  DISC’s common stock is not registered under the Securities Exchange Act of 1934, as amended, but is traded in the over the counter market and quoted on the Pink Sheets.  At each reporting period we assess our investment in DISC, in accordance with ASC 320 and SEC guidance, to determine if a decline that is other than temporary has occurred. In evaluating our investment in DISC at October 31, 2011 we determined that, due to the continual decline in market value, the uncertainty of its recoverability and the decline in trading volume, the investment should be written-off.  Accordingly, a write-off of the investment of approximately $63,000 was recorded as of October 31, 2011.

The fair value of our investment in DISC as of October 31, 2012  and 2011, the unrealized loss for the fiscal year ended October 31, 2011, the cost basis of common stock sold for the fiscal year ended October 31, 2011 and the other than temporary impairment as of October 31, 2011 are as follows:

Fair Value and Cost Basis as of October 31, 2010	$ 143,989
DISC common stock sold in fiscal 2011	(88,608)
Reversal of unrealized loss as of October 31, 2010	7,199
Other than temporary impairment recorded in fiscal 2011	(62,580)
Fair Value as of October 31, 2012 and 2011	$ -0-

During the fiscal years ended October 31, 2012 and 2011, we received proceeds of approximately $1,000 and $119,000, respectively, from the sale of 917,000 shares and 4,219,443 shares, respectively, of DISC common stock.  During the fiscal years ended October 31, 2012 and 2011, we recorded a gain of approximately $1,000 and $30,000, respectively, on such sales of DISC common stock.

Investment in and Related Party Transactions with Volga-Svet, Ltd

In September 2009, we entered into the Volga License Agreement to produce and market our thin, flat, low voltage phosphor displays in Russia.  In addition, in September 2009, we acquired a 19.9% ownership interest in Volga in exchange for 150,000 unregistered shares of our common stock.  As we do not believe that we can exercise significant influence over Volga, our investment in Volga as of October 31, 2011 was recorded at cost of approximately $128,000 based on the closing price of our common stock at the time of the acquisition.   During fiscal year 2012 we discontinued utilizing Volga for contract research and development work.   In evaluating our investment in Volga at October 31, 2012, we determined that the discontinuation of funding by CopyTele and the lack of available financial information from Volga has impaired the value of our vestment in Volga and accordingly, a write-off of our investment of approximately $128,000 was recorded as of October 31, 2012.

Research and development expenses in the accompanying consolidated statements of operations include payments to Volga for the fiscal years ended October 31, 2012 and 2011 of approximately $326,000 and $518,000, respectively.

Investment in ZQX Advisors, LLC

In August 2009, we entered into an Engagement Agreement with ZQX Advisors, LLC (“ZQX”) to assist us in seeking business opportunities and licenses for our electrophoretic display technology.  Concurrently with entering into the Engagement Agreement, we acquired a 19.5% ownership interest in ZQX.  In exchange for the 19.5% ownership interest and for the services to be rendered by ZQX, we issued 800,000 unregistered shares of common stock as well as warrants to purchase an additional 500,000 unregistered shares of common stock, half of which are exercisable at $0.37 per share and the other half at $0.555 per share to ZQX.  The warrants are exercisable at any time after August 19, 2010 and expire on August 19, 2019.  We have classified our interest in ZQX of $91,000 as a reduction of additional paid-in capital within shareholders’ equity since this investment in ZQX consists entirely of our equity securities.  On January 21, 2013, we terminated the Engagement Agreement with ZQX, but currently retain our 19.5% interest in ZQX.

Accrued Liabilities	12 Months Ended
Oct. 31, 2012
Accrued Liabilities Disclosure [Text Block]

5.         ACCRUED LIABILITIES

Accrued liabilities consist of the following as of:

	October 31,
	2012	2011

Accrued professional fees	$ 164,075	$ 40,000
Accrued payroll and related expenses	103,451	31,043
Interest	8,000	-
Accrued other	55,090	14,735
Accrued laibilities, Total	$ 330,616	$ 85,778

Shareholders' Equity	12 Months Ended
Oct. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]

6.         SHAREHOLDERS’ EQUITY

On November 30, 2012, our shareholders approved an amendment to our certificate of incorporation to increase the authorized number of shares of common stock from 240,000,000 to 300,000,000.

Common Stock Issuances

We account for stock awards granted to employees and consultants based on their grant date fair value. During the fiscal years ended October 31, 2012 and 2011, we issued 7,100,818 shares and 9,256,045 shares, respectively, of common stock to certain employees for services rendered, principally in lieu of cash compensation, pursuant to the CopyTele, Inc. 2003 Share Incentive Plan (the “2003 Share Plan”) and the CopyTele, Inc. 2010 Share Incentive Plan (the “2010  Share Plan”).  We recorded compensation expense for the fiscal years ended October 31, 2012 and 2011 of approximately $927,000 and $1,819,000, respectively, for shares of common stock issued to employees.  In addition during fiscal years 2012 and 2011, we issued 457,172 shares and 510,564 shares, respectively, of common stock to consultants for services rendered, including 332,172 shares and 510,564 shares pursuant to the 2003 Share Plan and 2010 Share Plan.  We recorded consulting expense for the fiscal years ended October 31, 2012 and 2011 of approximately $76,000 and $113,000, respectively, for shares of common stock issued to consultants.

Preferred Stock

In May 1986, our shareholders authorized 500,000 shares of preferred stock with a par value of $100 per share.  The shares of preferred stock may be issued in series at the direction of the Board of Directors, and the relative rights, preferences and limitations of such shares will all be determined by the Board of Directors.  As of October 31, 2012 and 2011, there was no preferred stock issued and outstanding.

Stock Option Plans

As of October 31, 2012, we have two stock option plans: the 2003 Share Plan and the 2010 Share Plan which were adopted by our Board of Directors on April 21, 2003 and July 14, 2010, respectively.

During the fiscal year ended October 31, 2011, the remaining outstanding options granted under the CopyTele, Inc. 2000 Share Incentive Plan (the “2000 Share Plan”) expired. In accordance with the provisions of the 2000 Share Plan, the plan terminated with respect to the grant of future options on May 8, 2010.  The exercise price with respect to all of the stock options granted under the 2000 Share Plan, since its inception, was equal to the fair market value of the underlying common stock at the grant date.  Information regarding the 2000 Share Plan for the two years ended October 31, 2012 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	870,466	$0.66
Expired	(870,466)	$0.66
Options Outstanding and Exercisable at October 31, 2011 and 2012	-0-	$-0-	$-0-

The 2003 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2003 Share Plan is 70,000,000 shares. The 2003 Share Plan was administered by the Stock Option Committee through June 2004, from June 2004 through July 2010, by the Board of Directors, from July 2010 through August 2012, by the Stock Option Committee and since August 2012, by the Executive Committee of the Board of Directors, which determines the option price, term and provisions of each option.  The exercise price with respect to all of the options granted under the 2003 Share Plan since its inception was equal to the fair market value of the underlying common stock at the grant date. As of October 31, 2012, the 2003 Share Plan had 48,545 shares available for future grants.  Information regarding the 2003 Share Plan for the two years ended October 31, 2012 is as follows:

	Shares	Current Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	18,112,045	$0.80
Expired	(60,000)	$0.59
Exercised	(500,000)	$0.25
Options Outstanding and Exercisable at October 31, 2011	17,552,045	$0.81
Granted	60,000	$0.072
Forfeited	(195,000)
Cancelled	(1,067,000)	$0.86
Options Outstanding at October 31, 2012	16, 350,045	$0.715	$ 222,000
Options Exercisable at October 31, 2012	16,290,045	$0.718	$ 211,000

The following table summarizes information about stock options outstanding under the 2003 Share Plan as of October 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$0.072- $0.37	2,070,000	3.97	$0.154	2,010,000	3.95	$0.161
$0.43 - $0.70	5,445,970	2.92	$0.60	5,445,970	2.92	$0.60
$0.74 - $0.92	6,529,075	3.60	$0.85	6,529,075	3.60	$0.85
$1.04 - $1.46	2,305,000	3.17	$1.10	2,305,000	3.17	$1.10

During the fourth quarter of fiscal year 2012 year the company decreased the option price for options to purchase 1,840,000 shares from the original exercise price to $0.145 per share for eleven employees and recorded stock-based compensation expense related to this re-pricing of approximately $85,000.  Such compensation expense is included in the accompanying statements of operations in either research and development expenses or selling, general and administrative expenses, as applicable based on the functions performed by such employees and directors.

The 2010 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2010 Share Plan was initially 15,000,000 shares. On July 6, 2011, the 2010 Share Plan was amended by our Board of Directors to increase the maximum number of shares of common stock that may be granted to 27,000,000 shares, and on August 29, 2012, the maximum number of shares was further increased to 30,000,000 shares. Current and future non-employee directors are automatically granted nonqualified stock options to purchase up to 60,000 shares of common stock upon their initial election to the Board of Directors and 60,000 shares of common stock at the time of each subsequent annual meeting of our shareholders at which they are elected to the Board of Directors.  The 2010 Share Plan was administered by the Stock Option Committee through August 2012, and since August 2012 by the Executive Committee of the Board of Directors, which determines the option price, term and provisions of each option. The exercise price with respect to the options granted under the 2010 Share Plan was equal to the fair market value of the underlying common stock at the grant date.  As of October 31, 2012, the 2010 Share Plan had 1,255,020 shares available for future grants.  Information regarding the 2010 Share Plan for the two fiscal years ended October 31, 2012 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	1,035,000	$ 0.21
Granted	5,135,000	$0.25
Exercised	(5,120,000)	$0.23
Options Outstanding at October 31, 2011	1,050,000	$ 0.31
Granted	3,060,000	$0.19
Exercised	(1,290,000)	$0.16
Options Outstanding at October 31, 2012	2,820,000	$0.248	$ 109,730
Options Exercisable at October 31, 2012	1,928,750	$0.261	$ 73,346

The following table summarizes information about stock options outstanding under the 2010 Share Plan as of October 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$0.12 - $0.37	2,820,000	6.82	$0.248	1,928,750	5.57	$0.261

In addition to options granted under the stock option plans, in September 2012, in connection with our new executive team the Board of Directors approved the grant of nonqualified stock options to purchase 41.5 million shares of our common stock.

Of these stock options, options to purchase 40 million shares were issued to our new executive team, consisting of 16,000,000 stock options issued to our new President and Chief Executive Officer, 8,000,000 stock options issued to our new Senior Vice President of Engineering and 16,000,000 stock options issued to a new strategic advisor to the Company.  These stock options have an exercise price of $0.2175 (the average of the high and the low sales price of the common stock on the trading day immediately preceding the approval of such options by the Board of Directors), have a term of ten years and an aggregate intrinsic value at October 31, 2012 of $1,660,000.  Half of these stock options vest in 36 equal monthly installments commencing on October 31, 2012, provided that if the grantees are terminated by the Company without cause, an additional 12 months of vesting will be accelerated and such accelerated options will become immediately exercisable.  The balance of the stock options will vest in three equal installments upon achievement of a cash milestone and two stock price targets.   As of October 31, 2012, 555,575 of these stock options were exercisable with an aggregate intrinsic value of $23,056.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The remaining stock options to purchase 1.5 million shares consisted of grants of 750,000 stock options to our Chairman in compensation for his service as interim Chief Executive Officer of the Company and as compensation for his prior service as a director, and 750,000 stock options to a director in compensation for his service in recruiting the Company’s new management team.  These stock options have an exercise price of $0.2225 (the average of the high and low sales price on September 21, 2012) and have an aggregate intrinsic value at October 31, 2012 of $54,750.  The options vest in 3 equal annual installments of 250,000 commencing on September 21, 2012 and have a term of ten years.   As of October 31, 2012, 500,000 options were exercisable with an aggregate intrinsic value of $18,250.

The following table summarizes information about stock options outstanding as of October 31, 2012, which were not granted under the stock option plans:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$0.2175 - $0.2225	41,500,000	9.89	$0.2178	1,055,575	9.89	$0.2199

Commitments And Contingencies	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Commitments and Contingencies Disclosure [Text Block]

10.       CONTINGENCES

On January 28, 2013, we filed a lawsuit in the United States District Court for the Northern District of California against AUO and E Ink in connection with the AUO License Agreements, alleging breach of contract and other charges, and are seeking compensatory, punitive, and treble damages.   In addition to numerous material breaches by AUO of the AUO License Agreements, the Complaint alleges that AUO and E Ink conspired to obtain rights to CopyTele’sePaper® Electrophoretic Display technology, and CopyTele’s Nano Field Emission Display technology.  CopyTele alleges that such activities violated several State and Federal anti-trust and unfair competition statutes for which punitive and/or treble damages are applicable.  We can give no assurance as to the potential outcome of this litigation.

On January 28, 2013, CopyTele also initiated a patent infringement lawsuit in the United States District Court for the Northern District of California against E Ink, regarding certain patents owned by CopyTele pertaining to CopyTele’s  ePaper® Electrophoretic Display technology.  CopyTele alleges that E Ink has infringed and continues to infringe such patents in connection with the manufacture, sale, use, and importation of eReaders, and other devices with electrophoretic displays. We can give no assurance as to the potential outcome of this litigation.

Commencing in the fourth quarter of fiscal year 2012 the primary operations of the Company involved patent licensing in connection with the unauthorized use of patented technologies and patent enforcement.   In connection with any of our patent enforcement actions, it is possible that a defendant may request and/or a court may rule that we have violated statutory authority, regulatory authority, federal rules, local court rules, or governing standards relating to the substantive or procedural aspects of such enforcement actions.  In such event, a court may issue monetary sanctions against us or award attorney's fees and/or expenses to a defendant(s), which could be material.

Other than the foregoing, we are not a party to any material pending legal proceedings.  We are party to claims and complaints that arise in the ordinary course of business.  We believe that any liability that may ultimately result from the resolution of these matters will not, individually or in the aggregate, have a material adverse effect on our financial position or results of operations.

7.         COMMITMENTS AND CONTINGENCIES

Leases

We lease space at our principal location for office and laboratory research facilities.  The current lease is for approximately 12,000 square feet and expires on November 30, 2014.  The lease contains base rentals of approximately $312,000 per annum and an escalation clause for increases in certain operating costs.  As of October 31, 2012, our non-cancelable operating lease commitments are approximately $313,000 for each of the years ending October 31, 2013 and 2014.  Subsequent to October 31, 2012, we have begun to vacate and return certain portions of our facilities to the landlord for possible re-letting.

Rent expense for the fiscal years ended October 31, 2012 and 2011, was approximately $305,000 and $307,000, respectively.

Litigation Matters

On January 28, 2013, we filed a lawsuit in the United States Federal District Court for the Northern District of California against AUO and E Ink in connection with the AUO License Agreements, alleging breach of contract and other charges, and are seeking compensatory, punitive, and treble damages.   In addition to numerous material breaches by AUO of the AUO License Agreements , the Complaint alleges that AUO and E Ink conspired to obtain rights to CopyTele’sePaper® Electrophoretic Display technology, and CopyTele’s Nano Field Emission Display technology.  CopyTele alleges that such activities violated several State and Federal anti-trust and unfair competition statutes for which punitive and/or treble damages are applicable.  We can give no assurance as to the potential outcome of this litigation.

On January 28, 2013, CopyTele also initiated a patent infringement lawsuit in the Federal District Court for the Northern District of California against E Ink, regarding certain patents owned by CopyTele pertaining to CopyTele’s  ePaper® Electrophoretic Display technology.  CopyTele alleges that E Ink has infringed and continues to infringe such patents in connection with the manufacture, sale, use, and importation of eReaders, and other devices with electrophoretic displays. We can give no assurance as to the potential outcome of this litigation.

Commencing in the fourth quarter of fiscal year 2012 the primary operations of the Company involved patent licensing in connection with the unauthorized use of patented technologies and patent enforcement.   In connection with any of our patent enforcement actions, it is possible that a defendant may request and/or a court may rule that we have violated statutory authority, regulatory authority, federal rules, local court rules, or governing standards relating to the substantive or procedural aspects of such enforcement actions.  In such event, a court may issue monetary sanctions against us or award attorney's fees and/or expenses to a defendant(s), which could be material.

Other than the foregoing, we are not a party to any material pending legal proceedings.  We are party to claims and complaints that arise in the ordinary course of business.  We believe that any liability that may ultimately result from the resolution of these matters will not, individually or in the aggregate, have a material adverse effect on our financial position or results of operations.

Employee Pension Plan	12 Months Ended
Oct. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]

8.         EMPLOYEE PENSION PLAN

We adopted a qualified noncontributory defined contribution pension plan, effective November 1, 1983, covering all of our present employees.  Contributions, which were made to a trust and funded on a current basis, were based upon specified percentages of compensation, as defined in the plan.  During fiscal year 2001, we amended the plan to suspend benefit accruals as of November 1, 2000.  The plan was terminated as of December 31, 2011 and the individual employee account balances will be distributed upon acceptance of termination filings with the Internal Revenue Service.  Accordingly, we did not incur any pension expense for the fiscal years ended October 31, 2012 and 2011.

Income Taxes	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Income Tax Disclosure [Text Block]

8.         INCOME TAXES

We file Federal and New York State income tax returns.  Due to net operating losses, the statute of limitations remains open since the fiscal year ended October 31, 1997.   We account for interest and penalties related to income tax matters in selling, general and administrative expenses. There are no unrecognized income tax benefits as of January 31, 2013 and October 31, 2012.

9.         INCOME TAXES

Income tax provision (benefit) consists of the following:

	Year Ended October 31,
	2012	2011
Federal:
Current	$ -	$ -
Deferred	992,000	5,653,000
State:
Current	-	-
Deferred	32,000	(10,000)
Foreign:
Current	-	600,000
Adjustment to valuation allowance related to net deferred tax assets	(1,024,000)	(5,643,000)
Income tax provision (benefit)	$ -	$ 600,000

The tax effects of temporary differences that give rise to significant portions of the deferred tax asset, net, at October 31, 2012 and 2011, are as follows:

	2012	2011
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$ 24,284,000	$ 25,062,000
Unrealized gain (loss) on available for sale securities	-	-
Deferred Compensation	2,255,000	2,244,000
Other	448,000	385,000
Subtotal	26,987,000	27,691,000

Less: valuation allowance	(26,987,000)	(27,691,000)
Deferred tax asset, net	$ -	$ -

As of October 31, 2012, we had tax net operating loss and tax credit carryforwards of approximately $69,327,000 and $1,358,000, respectively, available, within statutory limits (expiring at various dates between 2013 and 2032), to offset any future regular Federal corporate taxable income and taxes payable.  If the tax benefits relating to deductions of option holders’ income are ultimately realized, those benefits will be credited directly to additional paid-in capital.  Certain changes in stock ownership can result in a limitation on the amount of net operating loss and tax credit carryovers that can be utilized each year.

We had tax net operating loss and tax credit carryforwards of approximately $69,228,000 and $21,000, respectively, as of October 31, 2012, available, within statutory limits, to offset future New York State corporate taxable income and taxes payable, if any, under certain computations of such taxes.  The tax net operating loss carryforwards expire at various dates between 2013 and 2031 and the tax credit carryforwards expire between 2013 and 2027.

During the fiscal year ended October 31, 2011, we received a $3,000,000 license fee from AUO which was subject to a 20% foreign withholding tax. The $600,000 withholding tax, at the election of the Company, could be deducted as an operating expense for US income tax purposes or credited against future US income tax.

We have provided a valuation allowance against our deferred tax asset due to our current and historical pre-tax losses and the uncertainty regarding their realizability.  The primary differences from the Federal statutory rate of 34% and the effective rate for the fiscal years ended October 31, 2012 and 2011 of 0% and 8.85%, respectively, is attributable to certain permanent differences, a change in the valuation allowance and foreign taxes.  The following is a reconciliation of income taxes at the Federal statutory tax rate to income tax expense (benefit):

	Year Ended October 31,
	2012		2011
Income tax benefit at U.S. Federal statutory income tax rate	$(1,446,000)	(34%)	$(2,305,000)	(34%)
State income taxes	(2,000)	(.06%)	(4,000)	(.06%)
Permanent differences	8,000.19%		10,000.15%
Credits	(63,000)	(1.48%)	(89,000)	(1.31%)
Expiring net operating losses, credits and other	2,527,000	59.44%	7,444,000	109.83%
Foreign rate difference on impairment	-	-	587,000	8.65%
Foreign withholding tax	-	-	600,000	8.85%
Change in valuation allowance	(1,024,000)	(24.09%)	(5,643,000)	(83.26%)
Income tax provision	$ -	0%	$600,000	8.85%

During the two fiscal years ended October 31, 2012, we incurred no Federal and no State income taxes.  We account for interest and penalties related to income tax matters in selling, general and administrative expenses.

Segment Information	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Segment Reporting Disclosure [Text Block]

9.         SEGMENT INFORMATION

We follow the accounting guidance of ASC 280 “Segment Reporting” (“ASC 280”).  Reportable operating segments are determined based on management’s approach.  The management approach, as defined by ASC 280, is based on the way that the chief operating decision-maker organizes the segments within an enterprise for making operating decisions and assessing performance.  In the past, the primary operations of the Company involved licensing in connection with and the development of patented technologies.  Commencing in the fourth quarter of fiscal year 2012 the Company’s primary operations involve patent licensing in connection with the unauthorized use of patented technologies and patent enforcement.  Prior to the change in the primary operations of the Company, the chief operating decision-maker managed the enterprise in two segments: (i) Display Technology and (ii) Encryption Products and Services.  Subsequent to the change, the chief operating decision-maker manages the enterprise as a single segment which includes the licensing and enforcement of patents from both of the previous segments.

10.       SEGMENT INFORMATION

We follow the accounting guidance of ASC 280 “Segment Reporting” (“ASC 280”).  Reportable operating segments are determined based on management’s approach.  The management approach, as defined by ASC 280, is based on the way that the chief operating decision-maker organizes the segments within an enterprise for making operating decisions and assessing performance.  In the past, the primary operations of the Company involved licensing in connection with and the development of patented technologies.  Commencing in the fourth quarter of fiscal year 2012 the primary operations of the Company involved patent licensing in connection with the unauthorized use of patented technologies and patent enforcement.   Prior to the change in the primary operations of the Company, the chief operating decision-maker managed the enterprise in two segments: (i) Display Technology and (ii) Encryption Products and Services.  Subsequent to the change, chief operating decision-maker manages the enterprise as a single segment which includes the licensing and enforcement of patents from both of the previous segments.

Geographic Information

We generate revenue both domestically (United States) and internationally.  International revenue is based on the country in which our customer (distributor) is located.  For the fiscal years ended October 31, 2012 and 2011, and as of each respective year-end, revenue and accounts receivable by geographic area are as follows:

Geographic Data	2012	2011

Net revenue:
United States	$ 4,275	$ 101,823
Taiwan	940,010	872,670
Other International	2,800	28,700
Revenue and Accounts, receivable	$ 947,085	$ 1,003,193

Quarterly Results (Unaudited)	12 Months Ended
Oct. 31, 2012
Quarterly Financial Information [Text Block]

11.       QUARTERLY RESULTS (UNAUDITED)

The following table sets forth unaudited financial data for each of our last eight fiscal quarters:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Year Ended October 31, 2012:
Statement of Operations Data:
Net revenue	449,195	248,070	249,470	350
Cost and operating expenses	1,336,451	1,126,268	892,808	1,726,114
Net loss	(886,085)	(877,109)	(629,102)	(1,860,503)
Net loss per share of common stock-basic and diluted	$0.00	($0.00)	$0.00	($0.01)

Year Ended October 31, 2011:
Statement of Operations Data:
Net revenue	16,958	86,915	450,360	448,960
Cost and operating expenses	1,543,096	1,374,469	1,658,018	1,455,876
Net loss	(1,526,109)	(1,287,040)	(1,773,498)	(2,791,389)
Net loss per share of common stock-basic and diluted	($0.01)	($0.01)	($0.01)	($0.02)

Convertible Debentures	3 Months Ended
Jan. 31, 2013
Debt Disclosure [Text Block]

2.         CONVERTIBLE DEBENTURES

Convertible Instruments

The Company accounts for hybrid contracts that feature conversion options in accordance with applicable generally accepted accounting principles (“GAAP”).  ASC 815 “Derivatives and Hedging Activities,” (“ASC 815”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

            Conversion options that contain variable settlement features such as provisions to adjust the conversion price upon subsequent issuances of equity or equity linked securities at exercise prices more favorable than that featured in the hybrid contract generally result in their bifurcation from the host instrument.

            The Company accounts for convertible instruments, when the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, in accordance with ASC 470-20 “Debt with Conversion and Other Options” (“ASC 470-20”). Under ASC 470-20 the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company accounts for convertible instruments (when the Company has determined that the embedded conversion options should be bifurcated from their host instruments) in accordance with ASC 815.  Under ASC 815, a portion of the proceeds received upon the issuance of the hybrid contract are allocated to the fair value of the derivative. The derivative is subsequently marked to market at each reporting date based on current fair value, with the changes in fair value reported in results of operations.

            The conversion feature of the convertible debenture issued on January 25, 2013 qualified as an embedded derivative instrument and was bifurcated from the host convertible debenture.  Accordingly, this instrument has been classified as a derivative liability in the accompanying condensed consolidated balance sheet as of January 31, 2013.  Derivative liabilities are initially recorded at fair value and are then re-valued at each reporting date, with changes in fair value recognized in earnings during the reporting period.

Common Stock Purchase Warrants

            The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provides a choice of net-cash settlement or settlement in the Company’s own shares (physical settlement or net-share settlement) providing that such contracts are indexed to the Company's own stock as defined in ASC 815-40 "Contracts in Entity's Own Equity". The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).  The Company assesses classification of common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities or equity is required.

Convertible Debenture due September 2016

In September 2012, the Company received aggregate gross proceeds of $750,000 from the issuance of 8% convertible debentures due September 12, 2016 in a private placement, of which $300,000 was sold to the Company’s current Chairman and then Chief Executive Officer and one other director of the Company.  The debentures pay interest quarterly and are convertible into shares of our common stock at a conversion price of $0.092 per share on or before September 12, 2016.  The Company recorded a discount to the carrying amount of the debentures of approximately $717,000 related to the debentures’ beneficial conversion feature.  The Company may prepay the debentures at any time without penalty upon 30 days prior notice.  The Company also has the option to pay interest on the debentures in common stock.  In February 2013, $600,000 principal amount of these debentures were converted into 6,521,736 shares of common stock and an additional 68,116 shares were issued in payment of accrued interest through the conversion date.  The conversion of the debentures will result in the recording of a material charge to interest expense during the second quarter of fiscal 2013.  $150,000 principal amount of debentures remain outstanding.

Convertible Debenture due January 2015

In January 2013, the Company received aggregate gross proceeds of $1,765,000 from the issuance of 8% convertible debentures due January 25, 2015 (“Convertible Debenture due January 2015”), of which $250,000 was received from our current President, Chief Executive Officer and director, and two other directors of the Company.  The debentures pay interest quarterly and are convertible into shares of our common stock at a conversion price of $0.15 per share on or before January 25, 2015.  The embedded conversion feature has certain weighted average anti-dilution protection provisions which would be triggered if the Company issues its common stock, or certain common stock equivalents, (as defined) at a price below $0.15 per share.  The Company has the option to pay any interest on the debentures in common stock based on the average of the closing prices of  our common stock for the 10 trading days immediately preceding the interest payment date.  The Company also has the option to pay any interest on the debentures with additional debentures.  The Company may prepay the debentures at any time without penalty upon 30 days prior notice but only if the sales price of the common stock is at least $.30 for 20 trading days in any 30-day trading period ending no more than 15 days before the Company’s prepayment notice.  In conjunction with the issuance of the debentures, the Company issued warrants (the “Convertible Debenture Warrant”) to purchase 5,882,745 shares of its common stock.  Each warrant grants the holder the right to purchase one share of the Company’s common stock at the purchase price of $0.30 per share on or before January 25, 2016.  The Convertible Debenture Warrant may be exercised on a cashless basis only if there is not an effective registration statement covering such shares.

The Company determined, based upon authoritative guidance, that the conversion feature embedded within the Convertible Debenture due January 2016 should be valued separately and bifurcated from the host instrument and accounted for as a free-standing derivative liability and that the Convertible Debenture Warrant should also be valued and accounted for separately as an equity instrument.

The Company determined the fair value of each of the three elements included within the Convertible Debenture due January 2015.  The debenture portion (without the conversion feature) bearing interest at 8% was determined to be a debt instrument with a fair value of $1,490,000.  The embedded conversion feature was determined to be a derivative with a fair value of $1,180,000.  The Convertible Debenture Warrant was determined to be an equity instrument with a fair value of $370,000.  The Company determined the fair value of each of these instruments based upon the assumptions and methodologies as discussed below.

Since the Convertible Debenture Warrant was determined to be an equity instrument, the Company first computed the relative fair value of the Convertible Debenture due January 2015 (including the value of its conversion feature) with a fair value of $2,670,000 and the Convertible Debenture Warrant with a fair value of $370,000.   Accordingly, the relative fair value of the Convertible Debenture Warrant and the Convertible Debenture due January 2015 (including the value of its conversion feature) was determined to be $214,819 and $1,550,181, respectively.  Then, from the relative fair value of the Convertible Debenture due January 2015, the Company deducted in full the fair value of the embedded conversion feature of $1,180,000.   The discount of $1,394,819 applied to the face value of the Convertible Debenture due January 2015 consists of the sum of the relative fair value of the Convertible Debenture Warrant of $214,819 and the full value of the bifurcated conversion option derivative liability of $1,180,000.  The Convertible Debenture due January 2015 was recorded at a net value of $370,181, representing its face value of $1,765,000, less aggregate discounts for the derivative liability and warrant of $1,394,819, as summarized in the table below.

Face value of Convertible Debenture due January 2015		$ 1,765,000
Fair value of embedded conversion feature	$ 1,180,000
Relative fair value of Convertible Debenture Warrant	214,819
Discount		(1,394,819)
Proceeds attributable to the Convertible Debenture due January 2015		$ 370,181

Accordingly, the Company accounted for the full amount of the discount as an offset to the Convertible Debenture due January 2015, amortizable under the effective interest method over the term of the debenture.

The Company calculated the fair value of the embedded conversion feature of the Convertible Debenture due January 2015 using a Monte Carlo simulation, with the observable assumptions as provided in the table below.   The significant unobservable inputs used in the fair value measurement of the reporting entity’s embedded conversion feature are expected stock prices, levels of trading and liquidity of the Company stock, probability of default of the host instrument, and loss severity in the event of such default. Significant increases in the expected stock prices and expected liquidity would result in a significantly higher fair value measurement.  Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement.

As of January 25, 2013 and January 31, 2013
Stock price on valuation date	$ 0.21
Conversion price	$ 0.15
Stock premium for liquidity	57%
Term (years)	2.00
Expected volatility	110%
Weighted average risk-free interest rate	0.3%
Trials	100,000
Aggregate fair value	$ 1,180,000

The Company calculated the fair value of the Convertible Debenture Warrant issued on January 25, 2013 using the Black-Scholes option pricing model with the following assumptions:

As of January 25, 2013
Stock price on valuation date	$ 0.21
Exercise price	$ 0.30
Stock premium for liquidity	38%
Term (years)	3.00
Warrant exercise trigger price	41%
Expected volatility	95%
Weighted average risk-free interest rate	0.4%
Number of warrants	5,882,745
Aggregate fair value	$ 370,000

The Company determined the fair value of the Convertible Debenture due January 2015 by preparing an analysis of discounted cash flows, using a discount rate of 18.6%, which the Company deemed appropriate given the Company’s current risk scenarios.

The amortization of debt discount related to the Convertible Debenture due January 2015 was $4,781 for the three months ended January 31, 2013. The derivative liability related to the embedded conversion feature is revalued at each reporting period.  There was no change in the fair value of the derivative liability at January 31, 2013 and accordingly during the three months ended January 31, 2013, no change in the fair value of the derivative was reported within the consolidated statement of operations.

In connection with the issuance of the Convertible Debenture due January 2015, the Company provided compensation to the placement agent consisting of a cash fee of $41,400 and a warrant for the purchase of 276,014 shares of the Company’s common stock (“Placement Agent Warrant”).  The terms of the Placement Agent Warrant are identical to the terms of the Convertible Debenture Warrant, and using Black-Scholes, upon issuance, was determined to have a fair value of $17,360.  Assumptions for the valuation of the Placement Agent Warrant were identical to those provided above for the Convertible Debenture Warrant.  In addition, issuance costs included legal fees of approximately $25,000.

The sum of the issuance costs was $83,760, and this cost was allocated as provided below:

Attributable to:	Accounting Treatment	Amount
The embedded conversion feature (derivative)	Expensed as incurred	$ 55,999
The 8% Convertible Debenture Warrant	Charged to additional paid-in capital	10,194
The 8% Convertible Debenture	Recorded as deferred issuance costs and amortized under the interest method over the term of the 8% Convertible Debenture.	17,567
Total		$ 83,760

During the three months ended January 31, 2013, the Company amortized $-0- of deferred issuance costs, which when recorded, will be recorded as interest expense.

            In connection with the issuance of the Convertible Debenture due January 2015, the Company has agreed to prepare and file a registration statement registering for resale the shares of its common stock which may be issued upon the conversion of the debenture consistent with the terms and conditions of the registration rights agreement the Company entered into with the holders of the registrable shares listed above. The company has agreed to file the registration statement by April 25, 2013 and use its best efforts to ensure that such registration statement would be declared effective by July 24, 2013.

            If the Company is late in filing the registration statement, monetary penalties payable by the Company to each holder of registrable securities will commence to accrue and cumulate at a rate equal to one percent (1.0%) of the purchase price per share paid by such holder for the registrable securities for each full period of 30 days that the Company is late in filing the registration statement.

            The Company has agreed to maintain the effectiveness of the registration statement through the earlier of three years from the date of the issuance of the Convertible Debenture due January 2015 or until Rule 144 of the Securities Act is available to the holders to allow them to sell all of their registrable securities thereunder.

Stock Based Compensation	3 Months Ended
Jan. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

3.         STOCK BASED COMPENSATION

We maintain stock equity incentive plans under which we may grant non-qualified stock options, stock appreciation rights, stock awards, performance awards, or stock units to employees, directors and consultants.

Stock Option Compensation Expense

We account for stock options granted to employees and directors using the accounting guidance in ASC 718 “Stock Compensation” (“ASC 718”).  In accordance with ASC 718, we estimate the fair value of service based stock options on the date of grant, and performance based options when the achievement is considered probable, using the Black-Scholes pricing model.  For options vesting if the trading price of the Company’s common stock exceeds two separate price targets we use a Monte Carlo Simulation in estimating the fair value at grant date. We recognize compensation expense for stock option awards over the requisite or implied service period of the grant.  We recorded stock-based compensation expense of approximately $72,000 and $79,000, related to stock options granted to employees and directors during the three-month periods ended January 31, 2013 and 2012, respectively.

In addition, we recorded stock-based compensation cost during the three months ended January 31, 2013 and 2012 of approximately $401,000 and $2,000, respectively, related to the amortization of compensation cost for stock options granted to employees and directors in prior periods but not yet vested.  As of January 31, 2013, there was unrecognized compensation cost related to non-vested share-based compensation arrangements for stock options granted to employees and directors, related to service based options of approximately $2,305,000 which will be recognized over a weighted-average period of 2.5 years, related to options subject to market conditions of approximately $1,201,000 which will be recognized over a weighted-average period of 1.7 years and related to performance based options of approximately $795,000.  As of January 31, 2013, we have not recognized any compensation cost related to performance based options as achievement was not considered probable.

          We account for stock options granted to consultants using the accounting guidance included in ASC 505-50 “Equity-Based Payments to Non-Employees” (“ASC 505-50”).  In accordance with ASC 505-50, we estimate the fair value of service based stock options at each reporting period, and performance based options at each reporting period when the achievement is considered probable, using the Black-Scholes pricing model.  For options vesting if the trading price of the Company’s common stock exceeds two separate price targets we estimate the fair value at each reporting period using a Monte Carlo Simulation.  We did not issue any stock options to consultants during the three-month periods ended January 31, 2013 and 2012.

         We recorded consulting expense during the three months ended January 31, 2013 and 2012 of approximately $242,000 and $-0-, respectively, related to stock options granted in prior periods but not yet vested.  As of January 31, 2013, there was unrecognized consulting expense related to non-vested share-based compensation arrangements for stock options granted to consultants, related to service based options of approximately $1,405,000 which will be recognized over a weighted-average period of 2.7 years, related to options subject to market conditions of approximately $881,000 which will be recognized over a weighted-average period of 2.1 years and related to performance based options of approximately $530,000.  As of January 31, 2013, we have not recognized any compensation cost related to performance based options as achievement was not considered probable.

Fair Value Determination

In September 2012 we instituted changes to our operations as more fully described in Note 1.  Prior to that date we separated the individuals we granted stock options to into three relatively homogenous groups, based on exercise and post-vesting employment termination behaviors.  To determine the weighted average fair value of stock options on the date of grant, we took a weighted average of the assumptions used for each of these groups.  Subsequent to that date individuals are included in a single group.  The fair value of stock options granted to consultants is determined on an individual basis.  The stock options we granted during the three months ended January 31, 2013 consisted of awards of options with 5-year terms, which vest over one year or options with 10-year terms which vest in three annual installments commencing November 30, 2013.  The stock options we granted during the three months ended January 31, 2012 consisted of awards of options with 10-year terms which vested immediately.

The following weighted average assumptions were used in estimating the fair value of stock options granted during the three months ended January 31, 2013 and 2012.

	For the Three Months Ended January 31,
	2013	2012
Weighted average fair value at grant date	$ .17	$ 0.08
Valuation assumptions:
Expected life ( years)	5.12	1.6
Expected volatility	115.7%	124%
Risk-free interest rate	.58%	.20%
Expected dividend yield	0	0

We use the Black-Scholes pricing model in estimating the fair value of stock options which vest over a specific period of time or upon achieving cash milestones.  The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding.  For options granted prior to the change in our operations in September 2012, actual historical performance was used for awards exercised or cancelled.  For awards that remained unexercised and outstanding, even exercise over the remaining contractual term was assumed.  Each category was weighted for its relative size in the population and was then multiplied by the indicated expected term for each category to arrive at the expected term for the population.  For options granted subsequent to the changes in our operations during the fourth quarter of fiscal 2012, we used the simplified method to determine expected term.  The simplified method was adopted since we do not believe that historical experience is representative of future performance because of the impact of the changes in our operations and the change in terms from historical options which vested immediately to terms including vesting periods of up to three years.

Under the Black-Scholes pricing model we estimated the expected volatility of our shares of common stock based upon the historical volatility of our share price over a period of time equal to the expected term of the options.  We estimated the risk-free interest rate based on the implied yield available on the applicable grant date of a U.S. Treasury note with a term equal to the expected term of the underlying grants.  We made the dividend yield assumption based on our history of not paying dividends and our expectation not to pay dividends in the future.

For options vesting if the trading price of the Company’s common stock exceeds two separate price targets we used a Monte Carlo Simulation in estimating the fair value.

Under ASC 718, the amount of stock-based compensation expense recognized is based on the portion of the awards that are ultimately expected to vest.  Accordingly, if deemed necessary, we reduce the fair value of the stock option awards for expected forfeitures, which are forfeitures of the unvested portion of surrendered options.  Based on our historical experience we have not reduced the amount of stock-based compensation expenses for anticipated forfeitures.

We will reconsider use of the Black-Scholes pricing model if additional information becomes available in the future that indicates another model would be more appropriate.  If factors change and we employ different assumptions in the application of  ASC 718 in future periods, the compensation expense that we record under ASC 718 may differ significantly from what we have recorded in the current period.

Stock Option Activity

During the three-month periods ended January 31, 2013 and 2012, we granted options to employees and directors to purchase 1,180,000 and 950,000 shares, respectively, of common stock at weighted average exercise prices of $0.21 and $0.15 per share, respectively, pursuant to the CopyTele, Inc. 2010 Share Incentive Plan (the "2010 Share Plan).  During the three-month periods ended January 31, 2013 and 2012, stock options to purchase -0- shares and 950,000 shares, respectively, of common stock were exercised with aggregate proceeds of approximately $-0- and $148,000, respectively.

Stock Option Plans

As of January 31, 2013, we have two stock option plans:  the CopyTele, Inc. 2003 Share Incentive Plan (the "2003 Share Plan") and the 2010 Share Plan, which were adopted by our Board of Directors on April 21, 2003 and July 14, 2010, respectively.

The 2003 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2003 Share Plan is 70,000,000 shares. The 2003 Share Plan was administered by the Stock Option Committee through June 2004, from June 2004 through July 2010, by the Board of Directors, from July 2010 through August 2012, by the Stock Option Committee, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option.  The exercise price with respect to all of the options granted under the 2003 Share Plan since its inception was equal to the fair market value of the underlying common stock at the grant date.  As of January 31, 2013, the 2003 Share Plan had 489,745 shares available for future grants.  Information regarding the 2003 Share Plan for the three months ended January 31, 2013 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2012	16,350,045	$ 0.72
Forfeited	(441,200)	$ 0.83
Options Outstanding at January 31, 2013	15,908,845	$ 0.71	$ 185,000
Options Exercisable at January 31, 2013	15,848,845	$ 0.71	$ 175,000

The following table summarizes information about stock options outstanding under the 2003 Share Plan as of January 31, 2013:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.07 - $0.37	2,070,000	3.72	$0.15	2,010,000	3.69	$0.16
$0.43 - $0.70	5,384,770	2.70	$0.60	5,384,770	2.70	$0.60
$0.74 - $0.92	6,199,075	3.52	$0.85	6,199,075	3.52	$0.85
$1.04 - $1.46	2,255,000	2.98	$1.10	2,255,000	2.98	$1.10

The 2010 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2010 Share Plan was initially 15,000,000 shares. On July 6, 2011, the 2010 Share Plan was amended by our Board of Directors to increase the maximum number of shares of common stock that may be granted to 27,000,000 shares, and on August 29, 2012, the maximum number of shares was further increased to 30,000,000 shares. Current and future non-employee directors are automatically granted nonqualified stock options to purchase up to 60,000 shares of common stock upon their initial election to the Board of Directors and 60,000 shares of common stock at the time of each subsequent annual meeting of our shareholders at which they are elected to the Board of Directors.  The 2010 Share Plan was administered by the Stock Option Committee through August 2012, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option. The exercise price with respect to all of the options granted under the 2010 Share Plan was equal to the fair market value of the underlying common stock at the grant date.  As of January 31, 2013, the 2010 Share Plan had 1,075,020 shares available for future grants.  Information regarding the 2010 Share Plan for the three months ended January 31, 2013 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2012	2,820,000	$0.25
Granted	180,000	$0.20
Options Outstanding at January 31, 2013	3,000,000	$0.24	$76,000
Options Exercisable at January 31, 2013	2,000,000	$0.26	$51,000

The following table summarizes information about stock options outstanding under the 2010 Share Plan as of January 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.12 - $0.37	3,000,000	6.47	$0.24	2,000,000	5.47	$0.26

In addition to options granted under the 2003 Share Plan and the 2010 Share Plan, in September 2012, the Board of Directors approved the grant of stock options to purchase 41,500,000 shares and, during the three months ended January 31, 2013, the Board of Directors approved the grant of stock options to purchase 1 million shares.

Of the stock options granted in September 2012, nonqualified options to purchase 40,000,000 shares were issued to our new executive team, consisting of 16,000,000 stock options issued to our new President and Chief Executive Officer, 8,000,000 stock options issued to our new Senior Vice President of Engineering and 16,000,000 stock options issued to a new strategic advisor to the Company.  These stock options have an exercise price of $0.2175 (the average of the high and the low sales price of the common stock on the trading day immediately preceding the approval of such options by the Board of Directors) and have a term of ten years.  Half of these stock options vest in 36 equal monthly installments commencing on October 31, 2012, provided that if the grantees are terminated by the Company without cause, an additional 12 months of vesting will be accelerated and such accelerated options will become immediately exercisable.  The balance of the stock options will vest in three equal installments upon achievement of a cash milestone and two stock price targets.   As of January 31, 2013, we have not recognized any compensation cost related to cash milestone based options as achievement was not considered probable.  As of January 31, 2013, 2,222,240 of these stock options were exercisable with an aggregate intrinsic value of approximately $50,000.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The remaining nonqualified  stock options granted in September 2012 to purchase 1.5 million shares consisted of grants of 750,000 stock options to our Chairman in compensation for his service as interim Chief Executive Officer of the Company and as compensation for his prior service as a director, and 750,000 stock options to a director in compensation for his service in recruiting the Company’s new management team.  These stock options have an exercise price of $0.2225 (the average of the high and low sales price on September 21, 2012).  The options vest in 3 equal annual installments of 250,000 commencing on September 21, 2012 and have a term of ten years.   As of January 31, 2013, 500,000 options were exercisable with an aggregate intrinsic value of approximately $9,000.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

During the three months ended January 31, 2013, nonqualified stock options to purchase 1 million shares were granted to a director as additional compensation for service in recruiting the Company’s new management team.  These stock options have an exercise price of $0.211 (the average of the high and low sales price on November 30, 2012 and vest 333,334 shares upon grant and 333,333 shares in two annual installments commencing November 30, 2014.  The intrinsic value of these options as of January 31, 2013 was approximately $10,000.  These stock options have a term of ten years and otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The following table summarizes information about the above stock options outstanding that were not granted under the 2003 Share Plan or the 2010 Share Plan as of January 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.21 - $0.22	42,500,000	9.64	$0.22	3,055,574	9.66	$0.22

Stock Awards

We account for stock awards granted to employees and consultants based on their grant date fair value, in accordance with ASC 718 and ASC 505-50, respectively.  During the three-month periods ended January 31, 2013 and 2012, we issued -0- shares and 3,083,620 shares, respectively, of common stock to certain employees for services rendered, principally in lieu of cash compensation, pursuant to the 2010 Share Plan and the 2003 Share Plan.  We recorded compensation expense for the three-month periods ended January 31, 2013 and 2012, of approximately $-0- and $406,000, respectively, for the shares of common stock issued to employees.  In addition, during the three-month periods ended January 31, 2013 and 2012, we issued 125,000 shares and 290,470 shares, respectively, of common stock to consultants for services rendered pursuant to the 2010 Share Plan and the 2003 Share Plan.  We recorded consulting expense for the three-month periods ended January 31, 2013 and 2012 of approximately $26,000 and $37,000, respectively for the shares of common stock issued to consultants.

Fair Value Measurements	3 Months Ended
Jan. 31, 2013
Fair Value Disclosures [Text Block]

4.         FAIR VALUE MEASUREMENTS

ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.  In accordance with ASC 820, we have categorized our financial assets, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy as set forth below.  If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded in the accompanying condensed consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.

Level 2 - Financial assets and liabilities whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset and liabilities.  We do not currently have any Level 3 financial assets.

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 1,713,353	$ -	$ -	$ 1,713,353
Videocon Industries Limited global depository receipts	5,730,583	-	-	5,730,583
Total financial assets	$ 7,443,936	$ -	$ -	$ 7,443,936

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
U.S. government securities - Cash and cash equivalents	-	500,000	-	500,000
Videocon Industries Limited global depository receipts	4,728,367	-	-	4,728,367
Total financial assets	$ 5,068,060	$ 500,000	$ -	$ 5,568,060

We did not have any financial liabilities that were required to be measured at fair value on a recurring basis as of October 31, 2012.  The following table presents the hierarchy for our financial liabilities measured at fair value on a recurring basis as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Derivative liability	$ -	$ -	$ 1,180,000	$ 1,180,000

            The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the Three Months Ending January 31, 2013
Beginning balance	$-
Aggregate fair value of bifurcated conversion feature issued	1,180,000
Change in fair value of bifurcated conversion feature	-
Ending balance	$1,180,000

The bifurcated conversion feature is accounted for as a derivative liability and is measured at fair value using a Monte Carlo simulation model and is classified within Level 3 of the valuation hierarchy.

The significant assumptions and valuation methods that the Company used to determine fair value and the change in fair value of the Company’s derivative financial instrument are discussed in Note 2 (Convertible Debentures). The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Principal Financial Officer with support from the Company’s consultants.

In accordance with the provisions of ASC 815, the Company presents the bifurcated conversion feature liability at fair value in its condensed consolidated balance sheet, with the corresponding changes in fair value, if any, recorded in the Company’s condensed statements of operations for the applicable reporting periods.  As disclosed in Note 2, the Company computed the fair value of the derivative liability at the date of issuance and the reporting date of January 31, 2013 using the Monte Carlo simulation model.

The Company developed the assumptions that were used as follows: The stock price on the valuation date of the Company’s common stock was derived from the trading history of the Company’s common stock.  The stock premium for liquidity was computed as the premium required to adjust for the effect of the additional time that it would be expected to take for the market to absorb the converted shares and warrant exercises, given the Company’s current trading volume.  The term represents the remaining contractual term of the derivative; the volatility rate was developed based on analysis of the Company’s historical volatility;  the risk free interest rate was obtained from publicly available US Treasury yield curve rates; the dividend yield is zero because the Company has not paid dividends and does not expect to pay dividends in the foreseeable future.

Our non financial assets that are measured on a non-recurring basis include our property and equipment which are measured using fair value techniques whenever events or changes in circumstances indicate a condition of impairment exists.  The estimated fair value of accounts payable and accrued liabilities approximates their individual carrying amounts due to the short term nature of these measurements.  It is impractical to determine the fair value of the loan receivable and loan payable to the related party given the nature of these loans.  The convertible debentures have been reported net of the discount for the beneficial conversion features and related warrants.  Cash and cash equivalents are stated at carrying value which approximates fair value.  These assets and liabilities were not presented in the preceding table.

Net Loss per Share of Common Stock	3 Months Ended
Jan. 31, 2013
Earnings Per Share [Text Block]

6.          NET LOSS PER SHARE OF COMMON STOCK

In accordance with ASC 260, “Earnings Per Share”, basic net loss per common share (“Basic EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding.  Diluted net loss per common share (“Diluted EPS”) is computed by dividing net loss by the weighted average number of common shares and dilutive common share equivalents and convertible securities then outstanding.  Diluted EPS for all periods presented is the same as Basic EPS, as the inclusion of the effect of common share equivalents then outstanding would be anti-dilutive.  For this reason, excluded from the calculation of Diluted EPS for the three-month periods ended January 31, 2013 and 2012, were stock options to purchase 61,408,845 and 18,602,045 shares respectively, and warrants to purchase 13,658,759 and 7,500,000 shares, respectively and debentures convertible into 19,919,425 shares and -0- shares respectively.

Effect of Recently Adopted and Issued Pronouncements	3 Months Ended
Jan. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]

7.         EFFECT OF RECENTLY ADOPTED AND ISSUED PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-12 (“ASU 2011-12”), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  This amendment defers the effective date of the requirement to present separate line items on the income statement for reclassification adjustments of items out of accumulated other comprehensive income into net income. ASU 2011-12 is effective at the same time as Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), so that entities will not be required to comply with the presentation requirements in ASU 2011-05 that this ASU 2011-12 is deferring. ASUs 2011-12 and 2011-05 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The Company adopted ASUs 2011-05 and 2011-12 on November 1, 2012 and has presented comprehensive income using the one-statement approach.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income in financial statements.  However, ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by respective line items of net income but only if amounts reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional details about these amounts.  ASU 2013-02 is effective in the second quarter of fiscal year 2013 and is not expected to have a material effect on the Company’s consolidated financial statements.

In October 2012, the FASB issued Accounting Standards Update 2012-04 (“ASU 2012-04”), Technical Corrections and Improvements. The amendments in this update cover a wide range of topics and include technical corrections and improvements to the Accounting Standards Codification. The amendments in ASU 2012-04 will be effective for interim and annual reporting periods beginning after December 15, 2012. The Company adopted ASU 2012-04 on February 1, 2013. The Company does not expect the adoption of ASU 2012-04 to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In October 2012, the FASB issued Accounting Standards Update 2012-03 (“ASU 2012-03”), Technical Amendments and Corrections to SEC Sections.  ASU 2012-03 is issued to amend certain SEC paragraphs in the FASB Accounting Standards Codification, including Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin, Technical Amendments, and Corrections Related to FASB Accounting Codification. The amendments in ASU 2012-03 will be effective for interim and annual reporting periods beginning after December 15, 2012.  The Company adopted ASU 2012-03 on February 1, 2013.  The Company does not expect the adoption of ASU 2012-03 to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Accounting Policies, by Policy (Policies)	12 Months Ended
Oct. 31, 2012
Basis of Presentation and Significant Accounting Policies [Text Block]

Basis of Presentation

During the fourth quarter of fiscal year 2012, the Company began operating its business as one segment – patent monetization and patent assertion.  The accompanying financial statements have been presented on that basis.  The consolidated financial statements include the accounts of CopyTele, Inc. and its wholly owned subsidiaries, CopyTele International and CopyTele Marketing Inc. (“CopyTele Marketing”).  CopyTele International and CopyTele Marketing were incorporated in the British Virgin Islands in 2007.  CopyTele International was formed for the purpose of holding the Videocon GDRs.  As of October 31, 2012, CopyTele Marketing is inactive.  All intercompany transactions have been eliminated in consolidation.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenues from sales are recorded when all four of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred and title has transferred or services have been rendered; (iii) our price to the buyer is fixed or determinable; and (iv) collectability is reasonably assured.

We have assessed the revenue guidance of Accounting Standards Codification (“ASC”) 605-25 “Multiple-Element Arrangements” (“ASC 605-25”) to determine whether multiple deliverables in our arrangements with AUO represent separate units of accounting.  Under the AUO License Agreements, we received initial license fees of $3 million, of aggregate license fees of up to $10 million.  The additional $7 million in license fees were payable upon completion of certain conditions for the respective technologies.  We determined that the transfer of the licensed patents and technology and the effort involved in completion of the conditions for the respective technologies represent a single unit of accounting for each technology.  Accordingly, using a proportional performance method, during the third quarter of fiscal year 2011 we began recognizing the $3 million initial license fees over the estimated periods that we expected to complete the conditions for the respective technologies.  We  have not recognized any portion of the $7 million of additional license fees as either deferred revenue or revenue as it was considered contingent revenue.

At each reporting period we assess the progress in completing our performance obligations under the AUO License Agreements and recognize license fee revenue over the remaining estimated period that we expect to complete the conditions for the respective technologies.  On this basis, we reassessed the revenue recognition for the fourth quarter of fiscal year 2012 and, accordingly, revenue recognition under the AUO License Agreements has been suspended pending resolution of the AUO/E Ink Lawsuit; see Note 7, “Commitments and Contingencies – Litigation Matters”.

During the fiscal years ended October 31, 2012 and 2011 we recognized approximately $940,000 and $873,000, respectively, of license fee revenue from AUO.  License fee payments received from AUO which are in excess of the amounts recognized as revenue (approximately $1,187,000 as of October 31, 2012) are recorded as non-refundable deferred revenue on the accompanying consolidated balance sheet.  The AUO License Agreements also provided for the basis for royalty payments on future production, if any, by AUO to CopyTele, which we have determined represent separate units of accounting.  We have not recognized any royalty income under the AUO License Agreements.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.  In accordance with ASC 820, we have categorized our financial assets, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy as set forth below.  We do not have any financial liabilities that are required to be measured at fair value on a recurring basis.  If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 - Financial assets whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.

Level 2 - Financial assets whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 – Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.  We do not currently have any Level 3 financial assets.

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
Certificates of deposit– Short-term investments		500,000		500,000
Videocon Industries Limited global depository receipts	4,728,367			4,728,367
Total financial assets	$5,068,060	$ 500,000	$ -	$5,568,060

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 5,685	$ -	$ -	$ 5,685
U.S. government securities – Cash and cash equivalents		599,994		599,994
U.S. government securities and certificates of deposit– Short-term investments		2,249,159		2,249,159
Videocon Industries Limited global depository receipts	5,382,051			5,382,051
Total financial assets	$5,387,736	$2,849,153	$ -	$8,236,889

Our non financial assets and liabilities that are measured on a non-recurring basis include our property and equipment which are measured using fair value techniques whenever events or changes in circumstances indicate a condition of impairment exists.  These assets were not presented in the preceding table.

It was impractical to determine the fair value of the investment in Volga as of October 31, 2011, given that Volga is a Russian company, operates under Russian corporate law, and Volga does not use U.S. GAAP.  This investment was not presented in the preceding table.  During the fourth quarter of fiscal year 2012, this investment was written off pursuant to our decision to discontinue our research and development activities.

The estimated fair value of accounts payable and accrued liabilities approximates their individual carrying amounts due to the short term nature of these measurements.  It is impractical to determine the fair value of the loan receivable and loan payable to the related party given the nature of these loans.   The convertible debentures have been reported net of the discount for the beneficial conversion features.  These assets and liabilities were not presented in the preceding table. Casn and cash equivalents are stated at nominal value which equals fair value.

Investment, Policy [Policy Text Block]

Short-term Investments

            At October 31, 2012 we had marketable securities consisting of certificates of deposit of $500,000 that were classified as “available-for-sale securities” and reported at fair value.

Cash and Cash Equivalents, Policy [Policy Text Block]

Statements of Cash Flows

Cash and cash equivalents consist of highly liquid instruments that are readily convertible into cash and have original maturities of less than three months.  During the fiscal years ended October 31, 2012 and 2011, we did not pay any cash for interest expense or U.S. federal or state income tax.

Standard Product Warranty, Policy [Policy Text Block]

Warranty Policy

We warrant that our encryption products are free from defects in material and workmanship for a period of one year from the date of initial purchase.  The warranty does not cover any losses or damage that occur as a result of improper installation, misuse or neglect.  Management has recorded a warranty liability of $5,000 as of October 31, 2012 and 2011, based upon historical experience and management’s best estimate of future warranty claims.

Marketable Securities, Policy [Policy Text Block]

Investment Securities

We classify our investment securities as available-for-sale.  Available-for-sale securities are recorded at fair value.  Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a component of accumulated other comprehensive income (loss) until realized.  Realized gains and losses from the sale of available-for-sale securities are determined on a specific identification basis.  Dividend and interest income are recognized when earned.

We monitor the value of our investments for indicators of impairment, including changes in market conditions and the operating results of the underlying investment that may result in the inability to recover the carrying value of the investment.  During the fourth quarter of fiscal   year 2012, we determined that the discontinuation of funding from CopyTele for contract research and development work and lack of available financial information from Volga has impaired the value of our investment in Volga.  During the fourth quarter of fiscal year 2011, we determined that there was an other than temporary impairment in both our Videocon and DISC investments.  See Note 4 for further discussion.  We will record an additional impairment charge if and when we believe any such investment has experienced an additional decline that is other than temporary.

Revenue Recognition Leases [Policy Text Block]

Operating Leases

The Company recognizes rent expense from operating leases with periods of free and scheduled rent increases on a straight-line basis over the applicable lease term.  The Company considers lease renewals in the useful life of its leasehold improvements when such renewals are reasonably assured.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Expenses

Research and development expenses are expensed in the year incurred.  We have discontinued all research and development activity during the fourth quarter of fiscal year 2012.  Subsequent to October 31, 2012, we commenced disposing of certain fully depreciated research and development equipment.

Income Tax, Policy [Policy Text Block]

Income Taxes

We recognize deferred tax assets and liabilities for the estimated future tax effects of events that have been recognized in our financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.  A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

We maintain stock equity incentive plans under which we may grant non-qualified stock options, incentive stock options, stock appreciation rights, stock awards, performance and performance-based awards, or stock units to employees, non-employee directors and consultants.

Compensation Related Costs, Policy [Policy Text Block]

Stock Option Compensation Expense

During the fourth quarter of fiscal year 2012 the company decreased the option price for options to purchase 1,840,000 shares from the original exercise price to $0.145 per share for eleven employees and recorded stock-based compensation expense related to this re-pricing of approximately $85,000.  Such compensation expense is included in the accompanying statements of operations in either research and development expenses or selling, general and administrative expenses, as applicable based on the functions performed by such employees and directors.

We account for stock options granted to employees and directors using the accounting guidance included in ASC 718 “Stock Compensation” (“ASC 718”).  In accordance with ASC 718, we estimate the fair value of stock options granted on the date of grant using the Black-Scholes pricing model and for options vesting if the trading price of the Company’s common stock exceeds two separate price targets we used the Monte Carlo Simulation in estimating the fair value at grant date.  We recognize compensation expense for stock option awards on a straight-line basis over the requisite service period of the grant.  We recorded stock-based compensation expense, related to stock options granted to employees and non-employee directors, of approximately $615,000 and $742,000 during the fiscal years ended October 31, 2012 and 2011, respectively, in accordance with ASC 718, which amount in fiscal year 2012 includes approximately $112,000 of expense related to the accelerated vesting of options for employees terminated during the fourth quarter.  Such compensation expense is included in the accompanying statements of operations in either research and development expenses or selling, general and administrative expenses, as applicable based on the functions performed by such employees and directors.  Such stock-based compensation expense increased both basic and diluted net loss per share for the years ended October 31, 2012 and 2011 by $-0- and $0.01, respectively.

Included in the stock-based compensation cost related to stock options granted to employees and directors recorded during the fiscal years ended October 31, 2012 and 2011 was approximately $7,000 and $8,000, respectively, of expense related to the amortization of compensation cost for stock options granted in prior periods but not yet vested.  As of October 31, 2012, there was unrecognized compensation cost related to non-vested share-based compensation arrangements for stock options granted to employees and directors, related to service based options of approximately $2,394,000 which will be recognized over a weighted-average period of 2.8 years, performance based options of approximately $710,000 which we anticipate will be recognized over a weighted-average period of .6 years, and options subject to market conditions of approximately $1,386,000 which will be recognized over a weighted-average period of 1.9 years.  As of October 31, 2012, we have not recognized any compensation cost related to performance based options as achievement was not considered probable.

We account for stock options granted to consultants using the accounting guidance included in ASC 505-50 “Equity-Based Payments to Non-Employees” (“ASC 505-50”).  In accordance with ASC 505-50, we estimate the fair value of stock options granted on the date of grant using the Black-Scholes pricing model and for options vesting if the trading price of the Company’s common stock exceeds two separate price targets we used the Monte Carlo Simulation in estimating the fair value at grant date. We recognized consulting expense for options granted to non-employee consultants, during the fiscal years ended October 31, 2012 and 2011, of approximately $110,000 and $44,000, respectively.  Such consulting expense is included in the accompanying consolidated statements of operations in either research and development expenses or selling, general and administrative expenses, as applicable based on the functions performed by such consultants.  As of October 31, 2012, there was unrecognized consulting expense related to non-vested share-based compensation arrangements for stock options granted to consultants, related to service based options of approximately $1,375,000 which will be recognized over a weighted-average period of 2.9 years, performance based options of approximately $473,000 which we anticipate will be recognized over a weighted-average period of .6 years, and options subject to market conditions of approximately $924,000 which will be recognized over a weighted-average period of 1.9 years.  As of October 31, 2012, we have not recognized any consulting expense related to performance based options as achievement was not considered probable.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value Determination

In September 2012 we instituted changes to our operations as more fully described in Note 1.  Prior to that date we separated the individuals we granted stock options to into three relatively homogenous groups, based on exercise and post-vesting employment termination behaviors.  To determine the weighted average fair value of stock options on the date of grant, we took a weighted average of the assumptions used for each of these groups.  Subsequent to that date individuals are included in a single group.    Stock options we granted during the fiscal years ended October 31, 2012 and 2011 consisted of awards of stock options with either 5-year terms, which vested over one year or 10-year terms, which vested immediately, over periods up to three years or upon achievement of a cash milestone or stock price targets.

The total intrinsic value of stock options exercised during fiscal years 2012 and 2011 was approximately $ 1,000- and $49,000, respectively.  The following weighted average assumptions were used in estimating the fair value of stock options granted during the fiscal years ended October 31, 2012 and 2011.

	For the fiscal Year Ended October 31,
	2012	2011
Weighted average fair value at grant date	$0.18	$0.15
Valuation assumptions:
Expected term (in years)	5.75	3.3
Expected volatility	109%	107%
Risk-free interest rate	1.16%	0.88%
Expected dividend yield	0	0

We use the Black-Scholes pricing model in estimating the fair value of stock options which vest over a specific period of time or upon achieving cash milestones.  The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding.  For options granted prior to the changes in our operations in September 2012, actual historical performance was used for awards exercised or cancelled.  For awards that remained unexercised and outstanding, even exercise over the remaining contractual term was assumed.  Each category was weighted for its relative size in the population and is then multiplied by the indicated expected term for each category to arrive at the expected term for the population.  For options granted subsequent to the changes in our operations during the fourth quarter of fiscal 2012, we used the simplified method of calculation to determine expected term.  The simplified method was adopted since we do not believe that historical experience is representative of future performance because of the impact of the changes in our operations and the change in terms of options granted from historical options which vested immediately to terms including vesting periods of up to three years.

Under the Black-Scholes pricing model we estimated the expected volatility of our shares of common stock based upon the historical volatility of our share price over a period of time equal to the expected term of the options.  We estimated the risk-free interest rate based on the implied yield available on the applicable grant date of a U.S. Treasury note with a term equal to the expected term of the underlying grants.  We made the dividend yield assumption based on our history of not paying dividends and our expectation not to pay dividends in the future.

For options vesting if the trading price of the Company’s common stock exceeds two separate price targets we used the Monte Carlo Simulation in estimating the fair value at grant date.

Under ASC 718, the amount of stock-based compensation expense recognized is based on the portion of the awards that are ultimately expected to vest.  Accordingly, if deemed necessary, we reduce the fair value of the stock option awards for expected forfeitures, which are forfeitures of the unvested portion of surrendered options.  Based on our historical experience we have not reduced the amount of stock-based compensation expenses for anticipated forfeitures.

We will reconsider use of the Black-Scholes pricing model if additional information becomes available in the future that indicates another model would be more appropriate.  If factors change and we employ different assumptions in the application of ASC 718 in future periods, the compensation expense that we record under ASC 718 may differ significantly from what we have recorded in the current period.

Earnings Per Share, Policy [Policy Text Block]

Net Loss Per Share of Common Stock

In accordance with ASC 260, “Earnings Per Share”, basic net loss per common share (“Basic EPS”) is computed by dividing net loss by the weighted average number of common shares outstanding.  Diluted net loss per common share (“Diluted EPS”) is computed by dividing net loss by the weighted average number of common shares and dilutive common share equivalents and convertible securities then outstanding.  Diluted EPS for all years presented is the same as Basic EPS, as the inclusion of the effect of common share equivalents then outstanding would be anti-dilutive.  For this reason, excluded from the calculation of Diluted EPS for the years ended October 31, 2012 and 2011, were options to purchase 60,670,045 shares and 18,602,045 shares, respectively, warrants to purchase 7,500,000 shares and 7,500,000 shares, respectively, and debentures convertible into 8,152,170 shares and -0- shares respectively.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Estimates and assumptions are used for, but not limited to, determining the allowance for doubtful accounts, depreciation lives, asset impairment evaluations, tax assets and liabilities, license fee revenue, stock-based compensation and other contingencies.  Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]

Effect of Recently Issued Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-12 (“ASU 2011-12”), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  This amendment defers the effective date of the requirement to present separate line items on the income statement for reclassification adjustments of items out of accumulated other comprehensive income into net income. ASU 2011-12 is effective at the same time as Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), so that entities will not be required to comply with the presentation requirements in ASU 2011-05 that this ASU 2011-12 is deferring. ASUs 2011-12 and 2011-05 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The Company adopted ASUs 2011-05 and 2011-12 on November 1, 2012.  We do not expect the adoption of these new disclosure requirements to have a material impact on our disclosures or consolidated financial statements.

In October 2012, the FASB issued Accounting Standards Update 2012-04 (“ASU 2012-04”), Technical Corrections and Improvements. The amendments in this update cover a wide range of topics and include technical corrections and improvements to the Accounting Standards Codification. The amendments in ASU 2012-04 will be effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt ASU 2012-04 on February 1, 2013. The Company does not expect the adoption of ASU 2012-04 to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In October 2012, the FASB issued Accounting Standards Update 2012-03 (“ASU 2012-03”), Technical Amendments and Corrections to SEC Sections.  ASU 2012-03 is issued to amend certain SEC paragraphs in the FASB Accounting Standards Codification, including Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin, Technical Amendments, and Corrections Related to FASB Accounting Codification. The amendments in ASU 2012-03 will be effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt ASU 2012-03 on February 1, 2013. The Company does not expect the adoption of ASU 2012-03 to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 1,713,353	$ -	$ -	$ 1,713,353
Videocon Industries Limited global depository receipts	5,730,583	-	-	5,730,583
Total financial assets	$ 7,443,936	$ -	$ -	$ 7,443,936
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
U.S. government securities - Cash and cash equivalents	-	500,000	-	500,000
Videocon Industries Limited global depository receipts	4,728,367	-	-	4,728,367
Total financial assets	$ 5,068,060	$ 500,000	$ -	$ 5,568,060

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
Certificates of deposit– Short-term investments		500,000		500,000
Videocon Industries Limited global depository receipts	4,728,367			4,728,367
Total financial assets	$5,068,060	$ 500,000	$ -	$5,568,060
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 5,685	$ -	$ -	$ 5,685
U.S. government securities – Cash and cash equivalents		599,994		599,994
U.S. government securities and certificates of deposit– Short-term investments		2,249,159		2,249,159
Videocon Industries Limited global depository receipts	5,382,051			5,382,051
Total financial assets	$5,387,736	$2,849,153	$ -	$8,236,889

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Three Months Ended January 31,
	2013	2012
Weighted average fair value at grant date	$ .17	$ 0.08
Valuation assumptions:
Expected life ( years)	5.12	1.6
Expected volatility	115.7%	124%
Risk-free interest rate	.58%	.20%
Expected dividend yield	0	0

	For the fiscal Year Ended October 31,
	2012	2011
Weighted average fair value at grant date	$0.18	$0.15
Valuation assumptions:
Expected term (in years)	5.75	3.3
Expected volatility	109%	107%
Risk-free interest rate	1.16%	0.88%
Expected dividend yield	0	0

Investments (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Table Text Block]
Investment in Videocon
Fair Value as of October 31, 2012	$ 4,728,367
Reversal of unrealized loss at October 31, 2012	653,684
Unrealized gain	348,532
Fair Value as of January 31, 2013	$ 5,730,583

Investment in Videocon
Fair Value as of October 31, 2010	$ 8,524,821
Reversal of unrealized gain as of October 31, 2010	(1,419,557)
Other than temporary impairment	(1,723,213)
Fair Value as of October 31, 2011	$ 5,382,051
Unrealized loss	(653,684)
Fair Value as of October 31, 2012	$ 4,728,367
Fair Value and Cost Basis as of October 31, 2010	$ 143,989
DISC common stock sold in fiscal 2011	(88,608)
Reversal of unrealized loss as of October 31, 2010	7,199
Other than temporary impairment recorded in fiscal 2011	(62,580)
Fair Value as of October 31, 2012 and 2011	$ -0-

Accrued Liabilities (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	October 31,
	2012	2011

Accrued professional fees	$ 164,075	$ 40,000
Accrued payroll and related expenses	103,451	31,043
Interest	8,000	-
Accrued other	55,090	14,735
Accrued laibilities, Total	$ 330,616	$ 85,778

Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2012	16,350,045	$ 0.72
Forfeited	(441,200)	$ 0.83
Options Outstanding at January 31, 2013	15,908,845	$ 0.71	$ 185,000
Options Exercisable at January 31, 2013	15,848,845	$ 0.71	$ 175,000

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	870,466	$0.66
Expired	(870,466)	$0.66
Options Outstanding and Exercisable at October 31, 2011 and 2012	-0-	$-0-	$-0-
	Shares	Current Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	18,112,045	$0.80
Expired	(60,000)	$0.59
Exercised	(500,000)	$0.25
Options Outstanding and Exercisable at October 31, 2011	17,552,045	$0.81
Granted	60,000	$0.072
Forfeited	(195,000)
Cancelled	(1,067,000)	$0.86
Options Outstanding at October 31, 2012	16, 350,045	$0.715	$ 222,000
Options Exercisable at October 31, 2012	16,290,045	$0.718	$ 211,000
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	1,035,000	$ 0.21
Granted	5,135,000	$0.25
Exercised	(5,120,000)	$0.23
Options Outstanding at October 31, 2011	1,050,000	$ 0.31
Granted	3,060,000	$0.19
Exercised	(1,290,000)	$0.16
Options Outstanding at October 31, 2012	2,820,000	$0.248	$ 109,730
Options Exercisable at October 31, 2012	1,928,750	$0.261	$ 73,346

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$0.072- $0.37	2,070,000	3.97	$0.154	2,010,000	3.95	$0.161
$0.43 - $0.70	5,445,970	2.92	$0.60	5,445,970	2.92	$0.60
$0.74 - $0.92	6,529,075	3.60	$0.85	6,529,075	3.60	$0.85
$1.04 - $1.46	2,305,000	3.17	$1.10	2,305,000	3.17	$1.10
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$0.12 - $0.37	2,820,000	6.82	$0.248	1,928,750	5.57	$0.261
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$0.2175 - $0.2225	41,500,000	9.89	$0.2178	1,055,575	9.89	$0.2199

Income Taxes (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended October 31,
	2012	2011
Federal:
Current	$ -	$ -
Deferred	992,000	5,653,000
State:
Current	-	-
Deferred	32,000	(10,000)
Foreign:
Current	-	600,000
Adjustment to valuation allowance related to net deferred tax assets	(1,024,000)	(5,643,000)
Income tax provision (benefit)	$ -	$ 600,000

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$ 24,284,000	$ 25,062,000
Unrealized gain (loss) on available for sale securities	-	-
Deferred Compensation	2,255,000	2,244,000
Other	448,000	385,000
Subtotal	26,987,000	27,691,000

Less: valuation allowance	(26,987,000)	(27,691,000)
Deferred tax asset, net	$ -	$ -

Federal Income Tax Note [Table Text Block]
	Year Ended October 31,
	2012		2011
Income tax benefit at U.S. Federal statutory income tax rate	$(1,446,000)	(34%)	$(2,305,000)	(34%)
State income taxes	(2,000)	(.06%)	(4,000)	(.06%)
Permanent differences	8,000.19%		10,000.15%
Credits	(63,000)	(1.48%)	(89,000)	(1.31%)
Expiring net operating losses, credits and other	2,527,000	59.44%	7,444,000	109.83%
Foreign rate difference on impairment	-	-	587,000	8.65%
Foreign withholding tax	-	-	600,000	8.85%
Change in valuation allowance	(1,024,000)	(24.09%)	(5,643,000)	(83.26%)
Income tax provision	$ -	0%	$600,000	8.85%

Segment Information (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Geographic Data	2012	2011

Net revenue:
United States	$ 4,275	$ 101,823
Taiwan	940,010	872,670
Other International	2,800	28,700
Revenue and Accounts, receivable	$ 947,085	$ 1,003,193

Quarterly Results (Unaudited) (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Year Ended October 31, 2012:
Statement of Operations Data:
Net revenue	449,195	248,070	249,470	350
Cost and operating expenses	1,336,451	1,126,268	892,808	1,726,114
Net loss	(886,085)	(877,109)	(629,102)	(1,860,503)
Net loss per share of common stock-basic and diluted	$0.00	($0.00)	$0.00	($0.01)
Year Ended October 31, 2011:
Statement of Operations Data:
Net revenue	16,958	86,915	450,360	448,960
Cost and operating expenses	1,543,096	1,374,469	1,658,018	1,455,876
Net loss	(1,526,109)	(1,287,040)	(1,773,498)	(2,791,389)
Net loss per share of common stock-basic and diluted	($0.01)	($0.01)	($0.01)	($0.02)

Convertible Debentures (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
Face value of Convertible Debenture due January 2015		$ 1,765,000
Fair value of embedded conversion feature	$ 1,180,000
Relative fair value of Convertible Debenture Warrant	214,819
Discount		(1,394,819)
Proceeds attributable to the Convertible Debenture due January 2015		$ 370,181

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Three Months Ended January 31,
	2013	2012
Weighted average fair value at grant date	$ .17	$ 0.08
Valuation assumptions:
Expected life ( years)	5.12	1.6
Expected volatility	115.7%	124%
Risk-free interest rate	.58%	.20%
Expected dividend yield	0	0

	For the fiscal Year Ended October 31,
	2012	2011
Weighted average fair value at grant date	$0.18	$0.15
Valuation assumptions:
Expected term (in years)	5.75	3.3
Expected volatility	109%	107%
Risk-free interest rate	1.16%	0.88%
Expected dividend yield	0	0

Schedule of Debt [Table Text Block]
Attributable to:	Accounting Treatment	Amount
The embedded conversion feature (derivative)	Expensed as incurred	$ 55,999
The 8% Convertible Debenture Warrant	Charged to additional paid-in capital	10,194
The 8% Convertible Debenture	Recorded as deferred issuance costs and amortized under the interest method over the term of the 8% Convertible Debenture.	17,567
Total		$ 83,760

Convertible Debenture due 2015 Monte Carlo Simulation [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
As of January 25, 2013 and January 31, 2013
Stock price on valuation date	$ 0.21
Conversion price	$ 0.15
Stock premium for liquidity	57%
Term (years)	2.00
Expected volatility	110%
Weighted average risk-free interest rate	0.3%
Trials	100,000
Aggregate fair value	$ 1,180,000

Convertible Debenture Warrant Issued under Black Scholes Model [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
As of January 25, 2013
Stock price on valuation date	$ 0.21
Exercise price	$ 0.30
Stock premium for liquidity	38%
Term (years)	3.00
Warrant exercise trigger price	41%
Expected volatility	95%
Weighted average risk-free interest rate	0.4%
Number of warrants	5,882,745
Aggregate fair value	$ 370,000

Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Three Months Ended January 31,
	2013	2012
Weighted average fair value at grant date	$ .17	$ 0.08
Valuation assumptions:
Expected life ( years)	5.12	1.6
Expected volatility	115.7%	124%
Risk-free interest rate	.58%	.20%
Expected dividend yield	0	0

	For the fiscal Year Ended October 31,
	2012	2011
Weighted average fair value at grant date	$0.18	$0.15
Valuation assumptions:
Expected term (in years)	5.75	3.3
Expected volatility	109%	107%
Risk-free interest rate	1.16%	0.88%
Expected dividend yield	0	0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2012	16,350,045	$ 0.72
Forfeited	(441,200)	$ 0.83
Options Outstanding at January 31, 2013	15,908,845	$ 0.71	$ 185,000
Options Exercisable at January 31, 2013	15,848,845	$ 0.71	$ 175,000

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	870,466	$0.66
Expired	(870,466)	$0.66
Options Outstanding and Exercisable at October 31, 2011 and 2012	-0-	$-0-	$-0-
	Shares	Current Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	18,112,045	$0.80
Expired	(60,000)	$0.59
Exercised	(500,000)	$0.25
Options Outstanding and Exercisable at October 31, 2011	17,552,045	$0.81
Granted	60,000	$0.072
Forfeited	(195,000)
Cancelled	(1,067,000)	$0.86
Options Outstanding at October 31, 2012	16, 350,045	$0.715	$ 222,000
Options Exercisable at October 31, 2012	16,290,045	$0.718	$ 211,000
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2010	1,035,000	$ 0.21
Granted	5,135,000	$0.25
Exercised	(5,120,000)	$0.23
Options Outstanding at October 31, 2011	1,050,000	$ 0.31
Granted	3,060,000	$0.19
Exercised	(1,290,000)	$0.16
Options Outstanding at October 31, 2012	2,820,000	$0.248	$ 109,730
Options Exercisable at October 31, 2012	1,928,750	$0.261	$ 73,346

2003 Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.07 - $0.37	2,070,000	3.72	$0.15	2,010,000	3.69	$0.16
$0.43 - $0.70	5,384,770	2.70	$0.60	5,384,770	2.70	$0.60
$0.74 - $0.92	6,199,075	3.52	$0.85	6,199,075	3.52	$0.85
$1.04 - $1.46	2,255,000	2.98	$1.10	2,255,000	2.98	$1.10
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.12 - $0.37	3,000,000	6.47	$0.24	2,000,000	5.47	$0.26
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.21 - $0.22	42,500,000	9.64	$0.22	3,055,574	9.66	$0.22

2010 Share Plan [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2012	2,820,000	$0.25
Granted	180,000	$0.20
Options Outstanding at January 31, 2013	3,000,000	$0.24	$76,000
Options Exercisable at January 31, 2013	2,000,000	$0.26	$51,000

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 1,713,353	$ -	$ -	$ 1,713,353
Videocon Industries Limited global depository receipts	5,730,583	-	-	5,730,583
Total financial assets	$ 7,443,936	$ -	$ -	$ 7,443,936
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
U.S. government securities - Cash and cash equivalents	-	500,000	-	500,000
Videocon Industries Limited global depository receipts	4,728,367	-	-	4,728,367
Total financial assets	$ 5,068,060	$ 500,000	$ -	$ 5,568,060

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
Certificates of deposit– Short-term investments		500,000		500,000
Videocon Industries Limited global depository receipts	4,728,367			4,728,367
Total financial assets	$5,068,060	$ 500,000	$ -	$5,568,060
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 5,685	$ -	$ -	$ 5,685
U.S. government securities – Cash and cash equivalents		599,994		599,994
U.S. government securities and certificates of deposit– Short-term investments		2,249,159		2,249,159
Videocon Industries Limited global depository receipts	5,382,051			5,382,051
Total financial assets	$5,387,736	$2,849,153	$ -	$8,236,889

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Derivative liability	$ -	$ -	$ 1,180,000	$ 1,180,000

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
For the Three Months Ending January 31, 2013
Beginning balance	$-
Aggregate fair value of bifurcated conversion feature issued	1,180,000
Change in fair value of bifurcated conversion feature	-
Ending balance	$1,180,000

Business and Funding (Detail) (USD $)	1 Months Ended	3 Months Ended									11 Months Ended	12 Months Ended			3 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended			12 Months Ended
	Nov. 30, 2007	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Nov. 30, 2007	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Jan. 31, 2013 Employees [Member]	Jan. 31, 2012 Employees [Member]	Jan. 31, 2013 Employees and Directors [Member]	Jan. 31, 2012 Employees and Directors [Member]	Feb. 28, 2011 Private Placement [Member]	Feb. 28, 2011 Warrant [Member]	Feb. 28, 2011 Board of Directors Chairman [Member]	Sep. 30, 2012 Chairman and Chief Executive Officer and Director [Member]	Jan. 31, 2013 President and Chief Executive Officer [Member] 8% Convertible Debenture [Member]	Oct. 31, 2012 DISC [Member]	Oct. 31, 2012 Purchase of Eqiupment [Member]	Jun. 30, 2011 AUO License Agreement [Member]	Jan. 31, 2013 AUO License Agreement [Member]	Jan. 31, 2012 AUO License Agreement [Member]	Oct. 31, 2012 AUO License Agreement [Member]	Oct. 31, 2011 AUO License Agreement [Member]	Jul. 31, 2012 AUO License Agreement [Member]	Nov. 30, 2007 Videocon [Member]	Jan. 31, 2013 Videocon [Member]	Nov. 30, 2007 Videocon [Member]	Oct. 31, 2012 Videocon [Member]	Nov. 30, 2007 Copy Tele [Member]	Nov. 30, 2007 Copy Tele [Member]	Jan. 31, 2013 8% Convertible Debenture [Member]	Sep. 30, 2012 8% Convertible Debenture [Member]	Oct. 31, 2012 8% Convertible Debenture [Member]	Oct. 31, 2012 Certificate of Deposit [Member]	Oct. 31, 2012 Convertible Debenture [Member]
Employee Count before Discontinued Research and Development Activities				19
Employee Count after Discontinued Research and Development Activities			7									7
Proceeds from Issuance of Private Placement												$ 750,000	$ 1,250,000						$ 1,250,000				$ 250,000															$ 1,765,000				$ 750,000
Stock Issued During The Period In Private Placement (in Shares)																			7,000,000		3,360,000
Share Price (in Dollars per share)																			$ 0.1786																			$ 0.3
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		5,882,745																		7,000,000																				5,882,745
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.3																		0.0756																				0.3
Proceeds from Issuance of Debt																						300,000																	750,000
Debt Instrument, Interest Rate, Stated Percentage																																							8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																						$ 0.15		$ 0.092
Debt Instrument, Convertible, Carrying Amount of Equity Component																																								718,000
Debt instrument prepay,Notice period in days																																						30		30
Net Cash Provided by (Used in) Operating Activities		(890,010)				(657,257)						(3,140,748)	(716,000)
Payments to Suppliers and Employees		(892,902)				(659,782)						(3,164,613)	(3,280,030)
Accounts Receivable, Net, Current			7,000									7,000
Investment Income, Dividend												13,000
Investment Income, Interest		7				1,171						3,458	2,516
Net Cash Provided by (Used in) Investing Activities		498,670				199,004						1,747,951	(2,138,176)
Proceeds from Sale of Short-term Investments		500,000				449,854						2,948,551	1,699,618																												2,949,000
Proceeds from Issuance or Sale of Equity																								1,000
Payments to Acquire Short-term Investments						250,000						1,200,000	3,947,543												2,000																1,200,000
Net Cash Provided by (Used in) Financing Activities		1,765,000				147,250						958,450	2,534,100
Proceeds from Stock Options Exercised						147,250						208,450	1,284,100
Cash, Period Increase (Decrease)		873,000										2,183,000
Cash, Cash Equivalents, and Short-term Investments		1,713,000	840,000				3,023,000					840,000	3,023,000
Allocated Share-based Compensation Expense (in Dollars)		819,000				713,000						3,001,000	3,661,000
Severance Costs												74,000
Share-based Compensation (in Dollars)												927,000	1,819,000				473,000	81,000
Stock or Unit Option Plan Expense												615,000	742,000		0	406,000
Net Income (Loss) Attributable to Parent		(2,094,987)	(1,860,503)	(629,102)	(877,109)	(886,085)	(2,791,389)	(1,773,498)	(1,287,040)	(1,526,109)		(4,252,799)	(7,378,036)
Retained Earnings (Accumulated Deficit)		(127,178,309)	(125,083,322)				(120,830,523)					(125,083,322)	(120,830,523)
Stockholders' Equity Attributable to Parent		(1,324,014)	(1,194,056)				1,058,033					(1,194,056)	1,058,033	4,595,955
License Agreement, Agreed Fee Value																											10,000,000		10,000,000				11,000,000		11,000,000
Initial License Fees Received																										3,000,000			3,000,000		3,000,000
Additional License Fee Receivable Upon Completion Of Certain Conditions																											7,000,000		7,000,000
Foreign Withholding Tax													20.00%													20.00%
Licenses Revenue																										2,400,000							3,200,000		3,200,000
License Fee Accrued		7,800,000										7,800,000
Share Subscription Agreement, Shares Issued (in Shares)	20,000,000										20,000,000
GDR Purchase Agreement, Aggregate Purchase Price																																16,200,000		16,200,000		16,200,000	16,200,000
GDR Purchase Agreement, GDR Issued (in Shares)	1,495,845																																	1,495,845
Security Owned and Pledged as Collateral, Fair Value																																				5,000,000	5,000,000
Maximum Period of Loan Agreement	7 years										7 years
Inventory Write-down		26,000
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset		2,144,000
Re-letting fees related to future rentals of unused facilities		186,000
Accounts Receivable, Related Parties		2,000
Proceeds from Interest Received		762										3,327
Proceeds from Sale of Equity Method Investments		1,135										1,000	118,777
Payments to Acquire Property, Plant, and Equipment		2,465				850						1,600	9,028
GDR Purchase Agreement, GDR Issued (in Shares)	1,495,845																																	1,495,845
License and Services Revenue						446,670						940,010	872,670														0	447,000	940,000	873,000
Deferred Revenue, Current		$ 1,187,320	$ 1,187,320				$ 1,644,679					$ 1,187,320	$ 1,644,679														$ 1,187,000

Summary of Significant Accounting Policies (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2012	Jun. 30, 2011
License and Services Revenue		$ 446,670	$ 940,010	$ 872,670
Warranty Period			1 year
Product Warranty Accrual			5,000
Employee Stock Ownership Plan (ESOP), Compensation Expense			85,000
Share-based Compensation (in Dollars)			927,000	1,819,000
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost			112,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)	2,305,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			1,000	49,000
Service Based Options [Member] | Nonemployees [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)			1,375,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years 328 days
Service Based Options [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			2,394,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			2 years 292 days
Performance Based Options [Member] | Nonemployees [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)			473,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			219 days
Performance Based Options [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			710,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			219 days
Performance Based Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)	795,000
Market Condition Based Options [Member] | Nonemployees [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)			924,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year 328 days
Market Condition Based Options [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			1,386,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			1 year 328 days
Stock Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)	1,201,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			60,670,045	18,602,045
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			7,500,000	7,500,000
Convertible Debenture [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			8,152,170	0
Certificates of Deposit [Member]
Available-for-sale Securities			500,000
Employees [Member]
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares (in Shares)			1,840,000
Nonemployees [Member]
Employee Stock Ownership Plan (ESOP), Weighted Average Purchase Price of Shares Purchased (in Dollars per share)			$ 0.145
Option Granted for consulting Expenses			110,000	44,000
Stock Options Granted to Employees and Non-Employee [Member]
Share-based Compensation (in Dollars)			615,000	742,000
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost			7,000	8,000
Stock Option Compensation Expense [Member]
Earnings Per Share, Basic (in Dollars per share)			$ 0
Earnings Per Share, Diluted (in Dollars per share)				$ 0.01
AUO License Agreement [Member]
Initial License Fees Received			3,000,000		3,000,000	3,000,000
License Agreement, Agreed Fee Value	10,000,000		10,000,000
Additional License Fee Receivable Upon Completion Of Certain Conditions	7,000,000		7,000,000
Additional License Fee Considered as Contingent Revenue					7,000,000
License and Services Revenue	0	447,000	940,000	873,000
License fee recorded as non refundable deferred revenue			$ 1,187,000

Summary of Significant Accounting Policies (Detail) - Hierarchy for our financial assets measured at fair value on a recurring basis (USD $)	Jan. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Certificates of deposit��� Short-term investments		$ 500,000	$ 2,249,159
Videocon Industries Limited global depository receipts		4,728,367	5,382,051
Total financial assets	7,443,936	5,568,060	8,236,889
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Money market funds ��� Cash and cash equivalents	1,713,353	339,693	5,685
Fair Value, Inputs, Level 1 [Member] | US Government Corporations and Agencies Securities [Member]
Money market funds ��� Cash and cash equivalents
Fair Value, Inputs, Level 1 [Member]
Certificates of deposit��� Short-term investments
Videocon Industries Limited global depository receipts		4,728,367	5,382,051
Total financial assets	7,443,936	5,068,060	5,387,736
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Money market funds ��� Cash and cash equivalents
Fair Value, Inputs, Level 2 [Member] | US Government Corporations and Agencies Securities [Member]
Money market funds ��� Cash and cash equivalents			599,994
Fair Value, Inputs, Level 2 [Member]
Certificates of deposit��� Short-term investments		500,000	2,249,159
Videocon Industries Limited global depository receipts
Total financial assets		500,000	2,849,153
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Money market funds ��� Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member] | US Government Corporations and Agencies Securities [Member]
Money market funds ��� Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member]
Certificates of deposit��� Short-term investments
Videocon Industries Limited global depository receipts
Total financial assets
Money Market Funds [Member]
Money market funds ��� Cash and cash equivalents	1,713,353	339,693	5,685
US Government Corporations and Agencies Securities [Member]
Money market funds ��� Cash and cash equivalents			$ 599,994

Summary of Significant Accounting Policies (Detail) - Weighted average assumptions estimated fair value of stock options (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Weighted average fair value at grant date (in Dollars per share)	$ 0.17	$ 0.08	$ 0.18	$ 0.15
Expected term (in years)	5 years 43 days	1 year 219 days	5 years 9 months	3 years 109 days
Expected volatility			109.00%	107.00%
Risk-free interest rate			1.16%	0.88%
Expected dividend yield			0.00%	0.00%

Concentration Of Credit Risk (Detail)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Entity-Wide Revenue, Major Customer, Percentage	99.00%	87.00%

Investments (Detail) (USD $)	3 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended		3 Months Ended		2 Months Ended	12 Months Ended		3 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Aug. 31, 2009 First Half [Member] ZQX Advisory LLC [Member]	Aug. 31, 2009 Second Half [Member] ZQX Advisory LLC [Member]	Oct. 31, 2011 Investment in Videocon [Member] Old Cost Basis [Member]	Oct. 31, 2011 Investment in Videocon [Member] New Cost Basis [Member]	Oct. 31, 2011 Investment in Videocon [Member]	Oct. 31, 2012 Investment in Videocon [Member]	Oct. 31, 2012 Investment in DISC [Member]	Oct. 31, 2011 Investment in DISC [Member]	Jan. 31, 2013 Warrant [Member] ZQX Advisory LLC [Member]	Feb. 28, 2011 Warrant [Member]	Sep. 30, 2009 Volga - Svet Ltd [Member]	Oct. 31, 2012 Volga - Svet Ltd [Member]	Oct. 31, 2011 Volga - Svet Ltd [Member]	Jan. 31, 2013 ZQX Advisory LLC [Member] First Half [Member]	Jan. 31, 2013 ZQX Advisory LLC [Member] Second Half [Member]	Aug. 31, 2009 ZQX Advisory LLC [Member]	Aug. 31, 2009 ZQX Advisory LLC [Member]	Jan. 31, 2013 ZQX Advisory LLC [Member]	Jan. 31, 2013 Investment in Videocon [Member]	Oct. 31, 2012 Available-for-sale Securities [Member]	Oct. 31, 2011 Available-for-sale Securities [Member]
Short-term Investments			$ 500,000	$ 2,249,159																				$ 500,000	$ 2,249,000
Available-for-sale Securities, Amortized Cost Basis			16,200,000							16,200,000
Cost Method Investments				127,500			7,105,000	5,382,000															5,382,000
Cost-method Investments, Other than Temporary Impairment									(1,723,000)
Other than Temporary Impairment Losses, Investments	10,818,000		127,500						10,818,000			63,000
Proceeds from Sale of Available-for-sale Securities											1,000	119,000
Available-for-sale Securities Sold, Shares (in Shares)											917,000	4,219,443
Gain (Loss) on Sale of Investments											1,000	30,000
Business Acquisition, Percentage of Voting Interests Acquired															19.90%					19.50%	19.50%
Stock Issued During Period, Shares, Acquisitions (in Shares)															150,000						800,000
Investment Owned, at Cost																	128,000
Investment Write Off to Affiliates,at Carrying Value																128,000
Research and Development Expense		649,679	2,211,506	3,124,773												326,000	518,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	5,882,745													7,000,000						500,000	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.3				0.37	0.555								0.0756
Adjustments to Additional Paid in Capital, Other																				91,000
Noncontrolling Interest, Ownership Percentage by Parent																						19.50%
Stock Issued During The Period In Private Placement (in Shares)													500,000									800,000
Investment Warrants, Exercise Price (in Dollars per share)																		$ 0.37	$ 0.555
Adjustments to Additional Paid in Capital, Stock Issued, Own-share Lending Arrangement, Issuance Costs																						$ 91,000

Investments (Detail) - Fair value of investment (USD $)	3 Months Ended				12 Months Ended			12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012 Investment in Videocon [Member]	Oct. 31, 2011 Investment in Videocon [Member]	Oct. 31, 2010 Investment in Videocon [Member]	Oct. 31, 2011 Investment in DISC [Member]	Oct. 31, 2012 Investment in DISC [Member]	Oct. 31, 2010 Investment in DISC [Member]
Fair Value			$ 4,728,367	$ 5,382,051	$ 4,728,367	$ 5,382,051	$ 8,524,821		$ 0
Fair Value and Cost Basis as of October 31, 2010			16,200,000		16,200,000					143,989
DISC common stock sold in fiscal 2011								(88,608)
Unrealized loss	1,002,216	(104,709)			(653,684)
Reversal of unrealized gain						(1,419,557)		7,199
Other than temporary impairment						$ (1,723,213)		$ (62,580)

Accrued Liabilities (Detail) - Accrued liabilities (USD $)	Jan. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Accrued professional fees		$ 164,075	$ 40,000
Accrued payroll and related expenses		103,451	31,043
Interest		8,000
Accrued other		55,090	14,735
Accrued laibilities, Total	$ 582,062	$ 330,616	$ 85,778

Shareholders' Equity (Detail) (USD $)	3 Months Ended			12 Months Ended					12 Months Ended					0 Months Ended					12 Months Ended				0 Months Ended	12 Months Ended				12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Nov. 30, 2012	Sep. 21, 2012	Jul. 06, 2011 Restatement Adjustment [Member] Share 2010 Plan [Member]	Oct. 31, 2012 Stock Compensation Plan [Member]	Oct. 31, 2011 Stock Compensation Plan [Member]	Oct. 31, 2012 Consultants [Member]	Oct. 31, 2011 Consultants [Member]	Oct. 31, 2012 Current and Future Non-Employee Directors [Member] Share 2010 Plan [Member]	Sep. 30, 2012 New Executive Team [Member] Share 2010 Plan [Member]	Sep. 30, 2012 President and Chief Executive Officer [Member] Share 2010 Plan [Member]	Sep. 30, 2012 Senior Vice President of Engineering [Member] Share 2010 Plan [Member]	Sep. 30, 2012 New Strategic Advisor [Member] Share 2010 Plan [Member]	Oct. 31, 2012 Chairman [Member]	Oct. 31, 2012 Chairman Compensation for his post and prior Services [Member]	Oct. 31, 2012 Director Compensation for Recruiting New Management Team [Member]	Oct. 31, 2012 Share 2003 Plan [Member]	Oct. 31, 2011 Share 2003 Plan [Member]	Sep. 30, 2012 Share 2010 Plan [Member]	Oct. 31, 2012 Share 2010 Plan [Member]	Oct. 31, 2011 Share 2010 Plan [Member]	Aug. 29, 2012 Share 2010 Plan [Member]	Oct. 31, 2010 Share 2010 Plan [Member]	Oct. 31, 2012 Stock Option Plan [Member]	Sep. 30, 2012 Stock Option Plan [Member]
Common Stock, Shares Authorized	300,000,000	240,000,000		240,000,000	240,000,000	240,000,000
Common Stock, Additional Series, Shares Authorized						300,000,000
Stock Issued During Period, Value, Issued for Services (in Dollars)									$ 7,100,818	$ 9,256,045	$ 76,000	$ 113,000
Share-based Compensation (in Dollars)				927,000	1,819,000				927,000	1,819,000
Stock Issued During Period, Shares, Issued for Services											457,172	510,564
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																						332,172			510,564
Preferred Stock, Shares Authorized	500,000	500,000		500,000	500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 100	$ 100		$ 100	$ 100
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								27,000,000													70,000,000					30,000,000	15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant													60,000					1.5			48,545			1,255,020
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	0	1,840,000	950,000											40,000,000	16,000,000	8,000,000	16,000,000						41,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)		$ 0.145		$ 0.145
Employee Benefits and Share-based Compensation (in Dollars)				85,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (Deprecated 2012-01-31) (in Dollars per share)																													$ 0.2175
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value (in Dollars per share)				$ 54,750																								$ 1,660,000
Options Exercisable at January 31, 2013																					16,290,045			1,928,750				555,575
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)																					211,000			73,346				23,056
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			750,000	750,000	60,000			3,060,000	5,135,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)				$ 0.2225
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number							250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		500,000		500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value (in Dollars)		$ 18,250		$ 18,250

Shareholders' Equity (Detail) - Stock Option Activity (USD $)	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2011 Share 2000 Plan [Member]	Oct. 31, 2012 Share 2000 Plan [Member]	Oct. 31, 2010 Share 2000 Plan [Member]	Oct. 31, 2012 Share 2003 Plan [Member]	Oct. 31, 2011 Share 2003 Plan [Member]	Oct. 31, 2010 Share 2003 Plan [Member]	Oct. 31, 2012 Share 2010 Plan [Member]	Oct. 31, 2011 Share 2010 Plan [Member]	Oct. 31, 2010 Share 2010 Plan [Member]
Options Outstanding, Shares					870,466	16,350,045		18,112,045	2,820,000	1,050,000	1,035,000
Options Outstanding, Weighted Average Exercise Price Per Share (in Dollars per share)					$ 0.66	$ 0.715		$ 0.8	$ 0.248	$ 0.31	$ 0.21
Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 0	$ 148,000				$ 222,000			$ 109,730
Options Exercisable, Shares						16,290,045			1,928,750
Options Exercisable, Weighted Average Exercise Price Per Share (in Dollars per share)						$ 0.718			$ 0.261
Options Exercisable, Aggregate Intrinsic Value (in Dollars)						211,000			73,346
Expired, Share			(870,466)				(60,000)
Expired, Weighted Average Exercise Price Per Share (in Dollars per share)			$ 0.66				$ 0.59
Exercised, Shares							(500,000)		(1,290,000)	(5,120,000)
Exercised, Weighted Average Exercise Price Per Share (in Dollars per share)							$ 0.25		$ 0.16	$ 0.23
Options Outstanding and Exercisable, Share				0			17,552,045
Options Outstanding and Exercisable, Weighted Average Exercise Price Per Share (in Dollars per share)				$ 0			$ 0.81
Options Outstanding and Exercisable, Aggregate Intrinsic Value (in Dollars)				$ 0
Granted, Shares						60,000			3,060,000	5,135,000
Granted, Weighted Average Exercise Price Per Share (in Dollars per share)						$ 0.072			$ 0.19	$ 0.25
Forfeited						(195,000)
Cancelled						(1,067,000)
Cancelled (in Dollars per share)						$ 0.86

Shareholders' Equity (Detail) - Information about stock options outstanding (USD $)	12 Months Ended
Oct. 31, 2012
Exercise Price 0.072 - 0.37 [Member] | Share 2003 Plan [Member]
Exercise Prices Range, Number Outstanding	2,070,000
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	3 years 354 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.154
Exercise Prices Range, Number Exercisable	2,010,000
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	3 years 346 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.161
Exercise Price 0.43 - 0.70 [Member] | Share 2003 Plan [Member]
Exercise Prices Range, Number Outstanding	5,445,970
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	2 years 335 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.6
Exercise Prices Range, Number Exercisable	5,445,970
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	2 years 335 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.6
Exercise Price 0.74 - 0.92 [Member] | Share 2003 Plan [Member]
Exercise Prices Range, Number Outstanding	6,529,075
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	3 years 219 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.85
Exercise Prices Range, Number Exercisable	6,529,075
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	3 years 219 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.85
Exercise Price 1.04 - 1.46 [Member] | Share 2003 Plan [Member]
Exercise Prices Range, Number Outstanding	2,305,000
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	3 years 62 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 1.1
Exercise Prices Range, Number Exercisable	2,305,000
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	3 years 62 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 1.1
Exercise Price 0.12 - 0.37 [Member] | Share 2010 Plan [Member]
Exercise Prices Range, Number Outstanding	2,820,000
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	6 years 299 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.248
Exercise Prices Range, Number Exercisable	1,928,750
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	5 years 208 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.261
Exercise Price 0.2175 - 0.2225 [Member]
Exercise Prices Range, Number Outstanding	41,500,000
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	9 years 324 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.2178
Exercise Prices Range, Number Exercisable	1,055,575
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	9 years 324 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.2199

Commitments And Contingencies (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Operating Leases, Rent Expense, Minimum Rentals	$ 312,000
Operating Leases, Future Minimum Payments, Next Rolling Twelve Months	313,000
Operating Leases, Rent Expense	$ 305,000	$ 307,000
Property Available for Operating Lease [Member]
Area of Land (in Square Feet)	12,000

Income Taxes (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Operating Loss Carryforwards	$ 24,284,000	$ 25,062,000
Proceeds from License Fees Received		2,400,000
Foreign Withholding Tax		20.00%
Income Tax Reconciliation, Tax Settlements, Foreign		600,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
Effective Income Tax Rate, Continuing Operations	0.00%	8.85%
Federal corporate taxable [Member]
Operating Loss Carryforwards	69,327,000	1,358,000
New York State corporate [Member]
Operating Loss Carryforwards	69,228,000	21,000
AUO [Member]
Proceeds from License Fees Received		$ 3,000,000

Income Taxes (Detail) - Income tax provision (benefit) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Current
Deferred	992,000	5,653,000
Current
Deferred	32,000	(10,000)
Current		600,000
Adjustment to valuation allowance related to net deferred tax assets	(1,024,000)	(5,643,000)
Income tax provision (benefit)		$ 600,000

Income Taxes (Detail) - The tax effects of temporary differences of the deferred tax (USD $)	Oct. 31, 2012	Oct. 31, 2011
Federal and state NOL and tax credit carryforwards	$ 24,284,000	$ 25,062,000
Unrealized gain (loss) on available for sale securities
Deferred Compensation	2,255,000	2,244,000
Other	448,000	385,000
Subtotal	26,987,000	27,691,000
Less: valuation allowance	(26,987,000)	(27,691,000)
Deferred tax asset, net

Income Taxes (Detail) - Reconciliation of income taxes at the Federal statutory tax rate (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Income tax benefit at U.S. Federal statutory income tax rate (in Dollars)	$ (1,446,000)	$ (2,305,000)
Income tax benefit at U.S. Federal statutory income tax rate	(34.00%)	(34.00%)
State income taxes (in Dollars)	(2,000)	(4,000)
State income taxes	(0.06%)	(0.06%)
Permanent differences (in Dollars)	8,000	10,000
Permanent differences	0.19%	0.15%
Credits (in Dollars)	(63,000)	(89,000)
Credits	(1.48%)	(1.31%)
Expiring net operating losses, credits and other (in Dollars)	2,527,000	7,444,000
Expiring net operating losses, credits and other	59.44%	109.83%
Foreign rate difference on impairment (in Dollars)		587,000
Foreign rate difference on impairment		8.65%
Foreign withholding tax (in Dollars)		600,000
Foreign withholding tax		8.85%
Change in valuation allowance (in Dollars)	(1,024,000)	(5,643,000)
Change in valuation allowance	(24.09%)	(83.26%)
Income tax provision (in Dollars)		$ 600,000
Income tax provision	0.00%	8.85%

Segment Information (Detail)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Number of Operating Segments	2	2

Segment Information (Detail) - Geographic Information (USD $)	3 Months Ended									12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011
Net revenue:
Revenue,net	$ 2,130	$ 350	$ 249,470	$ 248,070	$ 449,195	$ 448,960	$ 450,360	$ 86,915	$ 16,958	$ 947,085	$ 1,003,193
United States [Member]
Net revenue:
Revenue,net										4,275	101,823
Taiwan [Member]
Net revenue:
Revenue,net										940,010	872,670
Other International [Member]
Net revenue:
Revenue,net										$ 2,800	$ 28,700

Quarterly Results (Unaudited) (Detail) - Quarterly Results (USD $)	3 Months Ended									12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011
Net revenue	$ 2,130	$ 350	$ 249,470	$ 248,070	$ 449,195	$ 448,960	$ 450,360	$ 86,915	$ 16,958	$ 947,085	$ 1,003,193
Cost and operating expenses		1,726,114	892,808	1,126,268	1,336,451	1,455,876	1,658,018	1,374,469	1,543,096
Net loss	$ (2,094,987)	$ (1,860,503)	$ (629,102)	$ (877,109)	$ (886,085)	$ (2,791,389)	$ (1,773,498)	$ (1,287,040)	$ (1,526,109)	$ (4,252,799)	$ (7,378,036)
Net loss per share of common stock-basic and diluted (in Dollars per share)	$ (0.01)	$ (0.01)	$ 0	$ 0	$ 0	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)

Convertible Debentures (Detail) (USD $)	3 Months Ended			3 Months Ended										3 Months Ended
	Jan. 31, 2013	Jan. 31, 2013 First Computed Fair Value [Member] Convertible debentures due January 2015 [Member]	Jan. 31, 2013 Relative Fair Value [Member] Convertible debentures due January 2015 [Member]	Sep. 30, 2012 Common Stock [Member] Convertible debentures due September 2016 [Member]	Sep. 30, 2012 Chairman and Chief Executive Officer and Director [Member] Convertible debentures due September 2016 [Member]	Jan. 31, 2013 President, Chief Executive Officer and Director, and two other Director [Member] Convertible debentures due January 2015 [Member]	Jan. 31, 2013 Minimum [Member] Convertible debentures due January 2015 [Member]	Jan. 31, 2013 Minimum [Member] Prepayment [Member]	Sep. 30, 2012 Convertible debentures due September 2016 [Member]	Jan. 31, 2013 Convertible debentures due January 2015 [Member]	Jan. 25, 2015 Convertible Debenture Warrant [Member]	Jan. 31, 2013 Convertible Debenture Warrant [Member]	Jan. 31, 2013 Debenture Without Conversion Feature [Member]	Jan. 31, 2013 Placement Agent Warrant [Member]	Jan. 31, 2013 Prepayment [Member]
Proceeds from Convertible Debt	$ 1,765,000				$ 300,000	$ 250,000			$ 750,000	$ 1,765,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%	8.00%			8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.092	$ 0.15
Debt Instrument, Unamortized Discount									717,000
Debt Conversion, Original Debt, Amount									600,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				6,521,736
Debt Conversion Converted Instrument Additional Shares Issued (in Shares)				68,116
Long-term Debt, Gross									150,000
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)							$ 0.15
Trading Days								20 days		10 years
Debt Instrument Prepayment Notice Period										30 years
Period Prior to Prepayment Notice															15 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	5,882,745
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.3
Debt Instrument, Fair Value Disclosure													1,490,000	17,360
Embedded Derivative, Fair Value of Embedded Derivative, Net	1,180,000
Warrants Not Settleable in Cash, Fair Value Disclosure	370,000
Convertible Debt, Fair Value Disclosures		2,670,000	1,550,181
Convertible Debt, Warrant, Fair Value	(214,819)											214,819
Embedded Derivative, Fair Value of Embedded Derivative Liability	(1,180,000)									1,180,000
Debt Instrument Convertible, Discount	1,394,819									1,394,819
Convertible Debt	370,181									370,181
Debt Instrument, Face Amount	1,765,000									1,765,000
Debt Instrument, Interest Rate, Effective Percentage										18.60%
Amortization of Debt Discount (Premium)										4,781
Cash Fee Compensation, Placement Agent										41,400
Class of Warrant or Right, Outstanding (in Shares)											5,882,745			276,014
Legal Fees														25,000
Debt Issuance Cost	83,760
Write off of Deferred Debt Issuance Cost	$ 0
Late Filling, Registration Rate, Percentage	1.00%

Convertible Debentures (Detail) - Summarized in the table of Convertible Debenture (USD $)	Jan. 31, 2013
Face value of Convertible Debenture due January 2015	$ 1,765,000
Fair value of embedded conversion feature	1,180,000
Relative fair value of Convertible Debenture Warrant	214,819
Discount	(1,394,819)
Proceeds attributable to the Convertible Debenture due January 2015	$ 370,181

Convertible Debentures (Detail) - Fair value of the embedded conversion feature of the Convertible Debenture (USD $)	12 Months Ended		3 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2013 Convertible debentures due January 2015 [Member]
Stock price on valuation date (in Dollars per share)			$ 0.21
Conversion price (in Dollars per share)			$ 0.15
Stock premium for liquidity			57.00%
Term (years)			2 years
Expected volatility	109.00%	107.00%	110.00%
Weighted average risk-free interest rate	1.16%	0.88%	0.30%
Trials (in Shares)			100,000
Aggregate fair value (in Dollars)			$ 1,180,000

Convertible Debentures (Detail) - Convertible Debenture Warrant issued (USD $)	12 Months Ended		3 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jan. 25, 2015 Convertible Debenture Warrant [Member]
Stock price on valuation date (in Dollars per share)			$ 0.21
Exercise price (in Dollars per share)			$ 0.3
Stock premium for liquidity			38.00%
Term (years)			3 years
Warrant exercise trigger price			41.00%
Expected volatility	109.00%	107.00%	95.00%
Weighted average risk-free interest rate	1.16%	0.88%	0.40%
Number of warrants (in Shares)			5,882,745
Aggregate fair value (in Dollars)			$ 370,000

Convertible Debentures (Detail) - The sum of the issuance cost Allocated (USD $)	3 Months Ended
Jan. 31, 2013
Allocated issuance costs	$ 83,760
Embedded Conversion Feature Derivative [Member]
Allocated issuance costs	55,999
8% Convertible Debenture Warrant [Member]
Allocated issuance costs	10,194
8% Convertible Debenture [Member]
Allocated issuance costs	$ 17,567

Stock Based Compensation (Detail) (USD $)	3 Months Ended			12 Months Ended			3 Months Ended					1 Months Ended	3 Months Ended			1 Months Ended			3 Months Ended						1 Months Ended					1 Months Ended	3 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Sep. 21, 2012	Jan. 31, 2013 Stock Options Granted to Employees and Directors [Member]	Jan. 31, 2012 Stock Options Granted to Employees and Directors [Member]	Jan. 31, 2013 Stock Options [Member]	Jan. 31, 2013 Performance Based Options [Member]	Jan. 31, 2013 Non-Qualified Stock Option [Member] 2010 Share Plan [Member]	Sep. 30, 2012 Non-Qualified Stock Option [Member]	Jan. 31, 2013 Non-Qualified Stock Option [Member]	Sep. 21, 2012 Non-Qualified Stock Option [Member]	Aug. 29, 2012 Non-Qualified Stock Option [Member]	Sep. 30, 2012 New President and Chief Executive Officer [Member]	Sep. 30, 2012 New Senior Vice President and Engineering [Member]	Sep. 30, 2012 Strategic Advisor [Member]	Jan. 31, 2013 Chairman's Compensation [Member]	Jan. 31, 2013 Director's Compensation [Member]	Jan. 31, 2013 Director's Additional Compensation Services for Recruiting New Management Team [Member]	Jan. 31, 2013 Stock Option [Member] 2010 Share Plan [Member]	Jan. 31, 2012 Stock Option [Member] 2010 Share Plan [Member]	Jan. 31, 2013 Stock Option Plan [Member] 2010 Share Plan [Member]	Aug. 29, 2012 2010 Share Plan [Member]	Jan. 31, 2013 2010 Share Plan [Member]	Jan. 31, 2012 2010 Share Plan [Member]	Jul. 06, 2011 2010 Share Plan [Member]	Jan. 31, 2013 2003 Share Plan [Member]	Sep. 30, 2012 Options Granted under the 2003 Plan and 2010 Plan [Member]	Jan. 31, 2013 Options Granted under the 2003 Plan and 2010 Plan [Member]	Jan. 31, 2012 Options Granted under the 2003 Plan and 2010 Plan [Member]
Allocated Share-based Compensation Expense (in Dollars)	$ 819,000		$ 713,000	$ 3,001,000	$ 3,661,000		$ 72,000	$ 79,000																							$ 0	$ 406,000
Amortization Related to Compensation Cost (in Dollars)	401,000		2,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)	2,305,000								1,201,000	795,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2 years 6 months								1 year 255 days
Consultation Fees Related to Options (in Dollars)	242,000		0																												26,000	37,000
Consultation Fees Related to Options (in Dollars)	242,000		0																												26,000	37,000
Unrecognized Compensation cost related to non-vested share-based compensation (in Dollars)	1,405,000								881,000	530,000
Consulting Expenses recognized over weighted average remaining contractual term	2 years 255 days								2 years 36 days
Unrecognized Compensation cost related to non-vested share-based compensation (in Dollars)	1,405,000								881,000	530,000
Unrecognized Compensation cost related to non-vested share-based compensation (in Dollars)	1,405,000								881,000	530,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																						1,180,000	950,000	1,075,020					489,745
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in Dollars per share)																										$ 0.21	$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	0	1,840,000	950,000									40,000,000				16,000,000	8,000,000	16,000,000			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	0		148,000																		10,000					76,000			185,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															60,000											15,000,000		27,000,000	70,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																									30,000,000					41,500,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)		$ 0.145		$ 0.145								$ 0.2175									$ 0.211
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													2,222,240
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)											50,000		9,000													51,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Additional Purchased for Award													1,500,000						750,000	750,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Additional Shares Purchased												0.2225
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number						250,000								250,000							333,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													500,000
Stock Issued During Period, Shares, Issued for Services																															0	3,083,620
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures																															125,000	290,470
Consultation Fees Related to Options (in Dollars)	242,000		0																												26,000	37,000
Consultation Fees Related to Options (in Dollars)	$ 242,000		$ 0																												$ 26,000	$ 37,000

Stock Based Compensation (Detail) - Weighted average assumptions used in estimating the fair value of stock options granted (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Weighted average fair value at grant date (in Dollars per share)	$ 0.17	$ 0.08	$ 0.18	$ 0.15
Expected life ( years)	5 years 43 days	1 year 219 days	5 years 9 months	3 years 109 days
Expected volatility	115.70%	124.00%
Risk-free interest rate	0.58%	0.20%
Expected dividend yield	0.00%	0.00%

Stock Based Compensation (Detail) - The 2003 Share Plan (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013 2003 Share Plan [Member]	Oct. 31, 2012 2003 Share Plan [Member]
Shares			15,908,845	16,350,045
Weighted Average Exercise Price Per Share (in Dollars per share)			$ 0.71	$ 0.72
Aggregate Intrinsic Value (in Dollars)	$ 0	$ 148,000	$ 185,000
Options Exercisable at January 31, 2013			15,848,845
Options Exercisable at January 31, 2013 (in Dollars per share)			$ 0.71
Options Exercisable at January 31, 2013 (in Dollars)			$ 175,000
Forfeited			(441,200)
Forfeited (in Dollars per share)			$ 0.83

Stock Based Compensation (Detail) - Stock options outstanding under the 2003 Share Plan (USD $)	3 Months Ended
	Jan. 31, 2013 Range of Exercise Prices $0.07-$0.37 [Member] 2003 Share Plan [Member]	Jan. 31, 2013 Range of Exercise Prices $0.43-$0.70 [Member] 2003 Share Plan [Member]	Jan. 31, 2013 Range of Exercise Prices $0.74-$0.92 [Member] 2003 Share Plan [Member]	Jan. 31, 2013 Range of Exercise Prices $1.04-$1.46 [Member] 2003 Share Plan [Member]	Jan. 31, 2013 Range of Exercise Prices $0.12-$0.37 [Member] 2010 Share Plan [Member]	Jan. 31, 2013 Range of Exercise Prices $0.21-$0.22 [Member] Stock Option Share Plan not Granted under 2003 or 2010 Share Plan [Member]	Jan. 31, 2013 2003 Share Plan [Member]	Oct. 31, 2012 2003 Share Plan [Member]	Jan. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2012 2010 Share Plan [Member]
Options Outstanding, Number	2,070,000	5,384,770	6,199,075	2,255,000	3,000,000	42,500,000	15,908,845	16,350,045	3,000,000	2,820,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 262 days	2 years 255 days	3 years 189 days	2 years 357 days	6 years 171 days	9 years 233 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.15	$ 0.6	$ 0.85	$ 1.1	$ 0.24	$ 0.22	$ 0.71	$ 0.72	$ 0.24	$ 0.25
Options Exercisable, Number	2,010,000	5,384,770	6,199,075	2,255,000	2,000,000	3,055,574	15,848,845		2,000,000
Options Exercisable,Weighted Average Remaining Contractual Life	3 years 251 days	2 years 255 days	3 years 189 days	2 years 357 days	5 years 171 days	9 years 240 days
Options Exercisable,Weighted Average Exercise Price (in Dollars per share)	$ 0.16	$ 0.6	$ 0.85	$ 1.1	$ 0.26	$ 0.22	$ 0.71		$ 0.26

Stock Based Compensation (Detail) - The 2010 Share Plan (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2012 2010 Share Plan [Member]
Options Outstanding Shares			3,000,000	2,820,000
Options Outstanding Weighted Average Exercise Price Per Share (in Dollars per share)			$ 0.24	$ 0.25
Options Outstanding Aggregate Intrinsic Value (in Dollars)	$ 0	$ 148,000	$ 76,000
Options Exercisable at January 31, 2013			2,000,000
Options Exercisable at January 31, 2013 (in Dollars per share)			$ 0.26
Options Exercisable at January 31, 2013 (in Dollars)			$ 51,000
Granted			180,000
Granted (in Dollars per share)			$ 0.2

Fair Value Measurements (Detail) - The hierarchy for our financial assets measured at fair value on a recurring basis: (USD $)	Jan. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Videocon Industries Limited global depository receipts	$ 5,730,583	$ 4,728,367
Total financial assets	7,443,936	5,568,060	8,236,889
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Cash and cash equivalents	1,713,353	339,693	5,685
Fair Value, Inputs, Level 1 [Member] | U.S. Government Securities and Certificates of Deposit [Member]
Cash and cash equivalents
Fair Value, Inputs, Level 1 [Member]
Videocon Industries Limited global depository receipts	5,730,583	4,728,367
Total financial assets	7,443,936	5,068,060	5,387,736
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Cash and cash equivalents
Fair Value, Inputs, Level 2 [Member] | U.S. Government Securities and Certificates of Deposit [Member]
Cash and cash equivalents		500,000
Fair Value, Inputs, Level 2 [Member]
Videocon Industries Limited global depository receipts
Total financial assets		500,000	2,849,153
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member] | U.S. Government Securities and Certificates of Deposit [Member]
Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member]
Videocon Industries Limited global depository receipts
Total financial assets
Money Market Funds [Member]
Cash and cash equivalents	1,713,353	339,693	5,685
U.S. Government Securities and Certificates of Deposit [Member]
Cash and cash equivalents		$ 500,000

Fair Value Measurements (Detail) - The hierarchy for our financial liabilities measured at fair value on a recurring basis: (USD $)	Jan. 31, 2013
Derivative liability	$ 1,180,000
Fair Value, Inputs, Level 1 [Member]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ 1,180,000

Fair Value Measurements (Detail) - The summary of the changes in the fair value of the Company`s Level 3 financial liabilities: (USD $)	Jan. 31, 2013	Oct. 31, 2012
Beginning balance	$ 1,180,000
Aggregate fair value of bifurcated conversion feature issued	1,180,000
Ending balance	$ 1,180,000

Investments (Detail) - Investments (USD $)	3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Fair Value			$ 4,728,367	$ 5,382,051
Unrealized gain	1,002,216	(104,709)
Investment in Videocon [Member]
Fair Value	5,730,583		4,728,367
Reversal of unrealized loss at October 31, 2012	653,684
Unrealized gain	$ 348,532

Net Loss per Share of Common Stock (Detail)	3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Incremental Common Shares Attributable to Conversion of Debt Securities	19,919,425	0
Warrant [Member]
Incremental Common Shares Attributable to Call Options and Warrants	13,658,759	7,500,000
Stock Option [Member]
Incremental Common Shares Attributable to Call Options and Warrants	61,408,845	18,602,045